UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08035

                              AFBA 5Star Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            909 N. Washington Street
                              Alexandria, VA 22314
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Kimberley E. Wooding
                            909 N. Washington Street
                              Alexandria, VA 22314
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 703-299-5794
                                                            ------------
                     Date of fiscal year end: March 31, 2004
                                              --------------
                    Date of reporting period: March 31, 2004
                                              --------------

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

AFBA 5  STAR FUND, INC. ANNUAL REPORT

MARCH 31, 2004


[LOGO OMITTED]

This report has been prepared for the general information of AFBA 5Star Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, eligible members and employees of AFBA, the 5Star Association and its affiliated companies. Shares of AFBA 5Star Fund, Inc. are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE
TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder:

Thank you for your continued investments in the AFBA 5Star Funds. I am very pleased to present to you the Annual Report for the Funds for the year ended March 31, 2004.

The pages that follow contain commentary from the Funds' portfolio managers at Kornitzer Capital Management (KCM). KCM's team of seasoned money managers has done an exemplary job in managing the Funds through good markets as well as bad markets. We have been very pleased with their handling of the portfolios over the past twelve months as well as the past several years. I encourage you to read their commentary as it provides you with a snapshot of their investment philosophy and their view on current market conditions.

I want to take this opportunity to welcome a new addition to the team at Kornitzer Capital Management. Grant Sarris, CFA joined KCM in November of 2003 after working for several years as a portfolio manager at Waddell & Reed. He has extensive experience in the small cap and mid cap stock sectors, and he will play an integral role along with long time team members John Kornitzer, Kent Gasaway, and Bob Male in sub-advising the AFBA 5Star Funds.

As always, we continue to work hard to provide you with good quality investments at a reasonable cost. On behalf of all of us here at AFBA, I want to thank you for your confidence and support.


Warmest Regards,

/S/C.C. BLANTON
C.C. Blanton
Chairman

PORTFOLIO
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDERS:

The one year ending March 31, 2004 was a rewarding period in general for equity investors, with the S&P 500 gaining 35.12%, its first gain after three successive years of negative returns. Our message to shareholders last year was to dollar-cost average and to remain focused on the long-term benefits of investing. As we saw a bottoming in sentiment in late 2002, equity investors who had stayed the course or added exposure were amply rewarded during the year. The market, true to form, had anticipated correctly the improving economic conditions we are experiencing today.

As we write this, Alan Greenspan has indicated an upward bias to the direction of interest rates. Because we have felt for sometime that interest rates were unsustainably low, we've trimmed positions that we felt might suffer in an environment of rising interest rates, and added to sectors that are more defensive in nature and attractively priced. Generally speaking, we've been inclined to trim positions in areas such as homebuilding, furniture and autos, and certain richly valued technology areas, while at the same time adding weight to healthcare and consumer staples, for example. The upward bias to rates should suggest that the economy is indeed improving and a pick-up in employment is just beginning.

While some of the positive returns to the Funds were certainly helped by strength in the broader equity markets, the Funds continued to benefit from our focus on long-term growth, and valuation discipline, with all of the AFBA equity-based funds beating their respective benchmarks over the past 12 months. Please note that the performance quoted is that of the Class I of each Fund. Additionally, more information on the Fund holdings listed in this commentary may be viewed in the SCHEDULE OF INVESTMENTS for each Fund provided in this Annual Report.

The AFBA 5STAR SMALL CAP FUND saw strong performance in healthcare, technology, gaming and education in particular, with holdings such as First Horizon Pharmaceutical, Elan, and SanDisk doing particularly well and helping the Fund to beat it's benchmark. The Fund's performance for the year ended March 31, 2004 was 83.80% compared to the S&P 600 Small Cap Index return of 56.49%. Several holdings were added based upon our long-term trend and fundamental analyses including Oxford Industries, which owns the fast growing Tommy Bahama brand; Charles River Labs, which provides tools for drug development; and WMS Industries, a manufacturer of casino gaming devices.

The AFBA 5STAR MID CAP FUND benefited from our sector weightings as well as stock selection, both helping the Fund beat its benchmark. The Fund's performance for the year ended March 31, 2004 was 64.74% compared to the S&P 400 Mid Cap Index and S&P 500 Index returns of 49.07% and 35.12%, respectively. Technology in general, along with stocks such as Atmel, AU Optronics, National Semiconductor and Invitrogen helped to lead the Fund's performance. Examples of stocks added to the portfolio that met our investment criteria include Altera (programmable logic semiconductors), Millipore (a provider of tools and services for drug development and discovery) and Royal Carribean Cruises, a cruise line operator.

The AFBA 5STAR LARGE CAP FUND also beat its benchmark, greatly benefiting from its technology holdings. The Fund's performance for the year ended March 31, 2004 was 40.60% compared to the S&P 500 Index return of 35.12%. The Fund's performance was also helped by specific stock holdings such as Scientific Atlanta, Carnival Corp. and Diebold. Some of the Fund's healthcare selections hindered the Fund's performance including Merck & Co. and Schering-Plough. Southwest Airlines was also a disappointing holding. Examples of stocks added to the portfolio that met our investment criteria include Aventis (a global pharmaceutical company), Teva Pharmaceutical Industries (primarily a generic drug manufacturer) and Electronic Arts (a maker of software based games for computers and other gaming platforms).

--------------------------------------------------------------------------------

The AFBA 5STAR USA GLOBAL FUND performed well, beating the S&P 500 for the year ended March 31, 2004. The Fund's performance for the year ended March 31, 2004 was 48.53% compared to the S&P 500 Index return of 35.12%. The Fund has outperformed the S&P 500 during four of the five calendar years from 1999 through 2003. The Fund's performance for the past 12 months was driven by it's weighting in technology stocks and by individual stock selection. The Fund's stocks were also helped by the U.S. Dollar's continued weakness abroad, which benefitted U.S. companies selling goods and services overseas. Stocks such as Agilent, National Semiconductor and McDonald's were particularly strong for the year. The Fund's performance was held back by some of the healthcare holdings such as Johnson & Johnson and Schering-Plough, though with an economic recovery underway, the potential for rising interest rates and attractive valuations, we believe the healthcare sector should help the Fund for the coming year. We added global energy sector exposure with stocks such as Kerr-McGee, ChevronTexaco and Exxon Mobil. With worldwide economic growth accelerating, we believe the Fund should continue to benefit from its relatively unique investment objective of investing only in U.S. companies that generate a substantial component of their revenues from overseas sources.

As one might imagine, given the strength in the equity markets in general, the AFBA 5STAR SCIENCE AND TECHNOLOGY FUND had a good year, driven in large part by our semiconductor related exposure. The Fund's performance for the year ended March 31, 2004 was 84.76% compared to the S&P 500 Index return of 35.12%. Stocks such as Atmel, Lam Research and SanDisk performed very well. However, with the steep climb of some of our technology holdings, we began paring back certain of our semiconductor and other technology names, and adding weight in the science/ healthcare sector. While some of the healthcare holdings held back the Fund's overall performance, we also added stocks such as Elan, Teva Pharmaceutical Industries and AU Optronics, which were healthy contributors to the Fund's positive performance.

In the AFBA 5STAR BALANCED FUND, we have kept the mix between bonds and stocks at approximately a 50/50 mix, with most stocks yielding above 2%. With our fixed income holdings, we are primarily focusing on higher yielding issuers and shorter-term convertibles, which should help to buffer the Fund from a future rise in interest rates. The Fund outperformed the Lipper Balanced Fund Index for the year ended March 31, 2004, helped by the returns from both bonds and stocks. Because of our concern about the potential for rising interest rates, we have recently increased our cash position in the Fund, as we look for higher bond yields and appropriate equities.

The AFBA 5STAR HIGH YIELD FUND posted another positive year, with a return of 19.80%. Due to historically low interest rates and historically low corporate yield spreads, we have let cash build in the Fund as we anticipate a generally higher level of interest rates as the economy strengthens. While the build-up in cash may have held back the Fund's relative performance slightly, our focus has been on the long-term and positioning the Fund for the future. We patiently wait for appropriate returns to compensate for the risks inherent in investing in high yield bonds.

Thank you for your continued confidence in the AFBA 5Star Fund, Inc.

Sincerely,


/S/JOHN C. KORNITZER                 /S/KENT W. GASAWAY, CFA
John C. Kornitzer                    Kent W. Gasaway, CFA
President                            Senior Vice President
Kornitzer Capital Management         Kornitzer Capital Management

/S/ROBERT MALE                       /S/GRANT SARRIS
Robert Male, CFA                     Grant Sarris, CFA
Senior Vice President                Senior Vice President
Kornitzer Capital Management         Kornitzer Capital Management

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)
--------------------------------------------------------------------------------

                                               INVESTMENT RESULTS - ANNUAL TOTAL RETURN AS OF 3/31/04

                             INCEPTION      ONE YEAR        THREE YEARS      FIVE YEARS            SINCE      LIFE OF FUND
AFBA 5STAR FUND                DATE       ENDED 3/31/04   ENDED 3/31/04*   ENDED 3/31/04*        INCEPTION*    CUMULATIVE*
----------------------------------------------------------------------------------------------------------------------------

BALANCED
     Class I                  6/3/97          29.61%           5.01%           6.13%                5.78%         46.76%
     Class A                 9/24/01          22.22%             N/A             N/A                8.60%         23.06%
     Class B                 9/24/01          23.65%             N/A             N/A                8.94%         24.03%
     Class C                 9/24/01          27.31%             N/A             N/A               10.03%         27.17%
     Class R                 2/17/04             N/A             N/A             N/A               (0.57%)        (0.57%)
LARGE CAP
     Class I                  6/3/97          40.60%          (0.50%)          2.61%                4.29%         33.18%
     Class A                 9/24/01          32.56%             N/A             N/A                4.69%         12.21%
     Class B                 9/24/01          34.57%             N/A             N/A                5.05%         13.18%
     Class C                 9/24/01          38.16%             N/A             N/A                6.24%         16.43%
     Class R                 2/17/04             N/A             N/A             N/A               (3.30%)        (3.30%)
HIGH YIELD
     Class I                  6/3/97          19.80%           9.12%           8.99%                6.53%         53.97%
     Class A                 9/24/01          15.10%             N/A             N/A                9.33%         25.15%
     Class B                 9/24/01          14.61%             N/A             N/A                9.15%         24.62%
     Class C                 9/24/01          17.73%             N/A             N/A               10.20%         27.68%
     Class R                 2/17/04             N/A             N/A             N/A                0.65%          0.65%
USA GLOBAL
     Class I                  6/3/97          48.53%           2.70%           6.01%                6.06%         49.38%
     Class A                 9/24/01          39.96%             N/A             N/A                7.60%         20.24%
     Class B                 9/24/01          42.27%             N/A             N/A                8.08%         21.59%
     Class C                 9/24/01          46.02%             N/A             N/A                9.22%         24.84%
     Class R                 2/17/04             N/A             N/A             N/A               (2.59%)        (2.59%)
SCIENCE & TECHNOLOGY
     Class I                10/12/01          84.76%             N/A             N/A                9.44%         24.90%
     Class A                10/12/01          74.19%             N/A             N/A                6.72%         17.39%
     Class B                10/12/01          78.01%             N/A             N/A                7.18%         18.65%
     Class C                10/12/01          81.76%             N/A             N/A                8.36%         21.90%
     Class R                 2/17/04             N/A             N/A             N/A                0.73%          0.73%
SMALL CAP
     Class I                10/15/01          83.80%             N/A             N/A               18.69%         52.37%
     Class A                10/15/01          73.19%             N/A             N/A               15.69%         43.07%
     Class B                10/15/01          77.34%             N/A             N/A               16.49%         45.52%
     Class C                10/15/01          81.09%             N/A             N/A               17.54%         48.77%
     Class R                 2/17/04             N/A             N/A             N/A                2.59%          2.59%
MID CAP
     Class I                  5/1/02          64.74%             N/A             N/A               13.76%         28.00%
     Class A                  5/1/02          55.37%             N/A             N/A               10.19%         20.42%
     Class B                  5/1/02          58.45%             N/A             N/A               10.59%         21.25%
     Class C                  5/1/02          62.20%             N/A             N/A               12.59%         25.50%
     Class R                 2/17/04             N/A             N/A             N/A                3.42%          3.42%


* THREE YEAR, FIVE YEAR AND SINCE INCEPTION RETURNS ARE ANNUALIZED FOR PERIODS GREATER THAN ONE YEAR, CUMULATIVE RETURN IS NOT ANNUALIZED.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. RETURNS CURRENT TO THE MOST RECENT MONTH-END ARE AVAILABLE AT WWW.AFBAFUNDS.COM. PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS PERFORMANCE WOULD HAVE BEEN LOWER. THE PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. ALL INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

PERFORMANCE INFORMATION IS RESTATED TO REFLECT THE CURRENT MAXIMUM FRONT-END SALES CHARGE (IN THE CASE OF CLASS A SHARES) OR THE MAXIMUM DEFERRED SALES CHARGE (IN THE CASE OF CLASS B AND C SHARES), AND ASSUMES THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. THE MAXIMUM FRONT-END SALES CHARGES FOR CLASS A SHARES ARE AS FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND, AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR MID CAP FUND - 5.50%: AFBA 5STAR HIGH YIELD FUND - 3.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES ARE AS
FOLLOWS: AFBA 5STAR BALANCED FUND, AFBA 5STAR LARGE CAP FUND, AFBA 5STAR USA GLOBAL FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND , AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR MID CAP FUND - 4.75%: AFBA 5STAR HIGH YIELD FUND - 4.00%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES OF ALL THE PORTFOLIOS IS 1.00%.

--------------------------------------------------------------------------------

AFBA 5STAR BALANCED FUND - CLASS A, B, C SHARES VERSUS S&P 500 INDEX(1) AND LIPPER BALANCED FUND INDEX(2)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR              AFBA 5STAR                AFBA 5STAR                                LIPPER
                    BALANCED FUND -        BALANCED FUND -           BALANCED FUND -          S&P 500            BALANCED
                        CLASS A                 CLASS B                   CLASS C              INDEX            FUND INDEX
9/24/01*                 9450                    10000                    10000                10000               10000
3/31/02                 11396                    12017                    12017                10203               10197
9/30/02                  8910                     9315                     9315                 7312                8582
3/31/03                  9517                     9913                     9911                 7678                8885
9/30/03                 11077                    11497                    11496                 9094               10057
3/31/04                 12306                    12403                    12717                10373               11114


* INCEPTION OF CLASSES A, B AND C

AFBA 5STAR LARGE CAP FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR              AFBA 5STAR                AFBA 5STAR
                   LARGE CAP FUND -        LARGE CAP FUND -          LARGE CAP FUND -              S&P 500
                        CLASS A                 CLASS B                   CLASS C                   INDEX
9/24/01*                 9450                    10000                    10000                     10000
3/31/02                 11658                    12279                    12289                     10203
9/30/02                  7601                     7977                     7987                      7312
3/31/03                  7996                     8357                     8367                      7678
9/30/03                 10108                    10522                    10532                      9094
3/31/04                 11221                    11318                    11643                     10373


*INCEPTION OF CLASSES A, B AND C

AFBA 5STAR HIGH YIELD FUND - CLASS A, B, C SHARES
VERSUS MERRILL LYNCH HIGH YIELD CASH BOND INDEX(3) AND
LIPPER HIGH YIELD FUND INDEX(4)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR              AFBA 5STAR                AFBA 5STAR         MERRILL LYNCH           LIPPER HIGH
                  HIGH YIELD FUND -       HIGH YIELD FUND -         HIGH YIELD FUND -      HIGH YIELD CASH          YIELD FUND
                        CLASS A                 CLASS B                   CLASS C             BOND INDEX               INDEX
9/24/01*                 9625                    10000                    10000                  10000                 10000
3/31/02                 10072                    10429                    10429                  10754                  9823
9/30/02                  9686                     9999                     9996                   9776                  8997
3/31/03                 10466                    10760                    10754                  11148                 10136
9/30/03                 11614                    11886                    11885                  12536                 11382
3/31/04                 12515                    12462                    12768                  13562                 12279


*INCEPTION OF CLASSES A, B AND C

AFBA 5STAR USA GLOBAL FUND - CLASS A, B, C SHARES
VERSUS S&P 500 INDEX(1)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR              AFBA 5STAR                AFBA 5STAR
                    GLOBAL FUND -         USA GLOBAL FUND -          USA GLOBAL FUND -             S&P 500
                        CLASS A                 CLASS B                   CLASS C                   INDEX
9/24/01*                 9450                    10000                    10000                     10000
3/31/02                 12139                    12791                    12791                     10203
9/30/02                  7802                     8184                     8193                      7312
3/31/03                  8118                     8491                     8491                      7678
9/30/03                 10171                    10596                    10605                      9094
3/31/04                 12024                    12159                    12484                     10373


*INCEPTION OF CLASSES A, B AND C

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)
--------------------------------------------------------------------------------

AFBA 5STAR SCIENCE & TECHNOLOGY FUND -- CLASS A, B, C SHARES VERSUS S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR              AFBA 5STAR                AFBA 5STAR
                 SCIENCE & TECHNOLOGY    SCIENCE & TECHNOLOGY      SCIENCE & TECHNOLOGY    S&P 500         LIPPER SCIENCE &
                    FUND - CLASS A          FUND - CLASS B            FUND - CLASS C        INDEX        TECHNOLOGY FUND INDEX
10/12/01*                9450                    10000                    10000             10000                10000
3/31/02                 10745                    11330                    11330             10577                10429
9/30/02                  5462                     5740                     5740              7580                 5677
3/31/03                  6369                     6670                     6670              7959                 6565
9/30/03                  9386                     9790                     9790              9428                 8873
3/31/04                 11739                    11865                    12190             10755                10068


*INCEPTION OF CLASSES A, B AND C


AFBA 5STAR SMALL CAP FUND - CLASS A, B, C SHARES VERSUS
S&P 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUND INDEX(7)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR              AFBA 5STAR                AFBA 5STAR                                    LIPPER
                   SMALL CAP FUND -        SMALL CAP FUND -          SMALL CAP FUND -            S&P 600          SMALL CAP FUND
                        CLASS A                 CLASS B                   CLASS C            SMALL CAP INDEX           INDEX
10/15/01*                9450                    10000                    10000                   10000                10000
3/31/02                 11907                    12570                    12570                   12198                11328
9/30/02                  8025                     8430                     8430                    9280                 8358
3/31/03                  7806                     8170                     8170                    9173                 8460
9/30/03                 11399                    11890                    11890                   11773                10995
3/31/04                 14307                    14552                    14877                   14354                13139


*INCEPTION OF CLASSES A, B AND C


AFBA 5STAR MID CAP FUND - CLASS A, B, C SHARES VERSUS
S&P 400 MID CAP INDEX(8), S&P 500 INDEX(1) AND LIPPER
MID CAP FUND INDEX(9)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR         AFBA 5STAR          AFBA 5STAR
                    MID CAP FUND -     MID CAP FUND -      MID CAP FUND -        S&P 400           S&P 500        LIPPER MID CAP
                        CLASS A            CLASS B             CLASS C        MID CAP INDEX         INDEX           FUND INDEX
5/1/02*                  9450               10000              10000             10000              10000              10000
9/30/02                  7021                7410               7410              7604               7629               7392
3/31/03                  7324                7690               7690              7692               8011               7620
9/30/03                  9764               10220              10220              9634               9488               9416
3/31/04                 12042               12125              12550             11459              10823              11036


*INCEPTION OF CLASSES A, B AND C

--------------------------------------------------------------------------------

AFBA 5STAR BALANCED FUND - CLASS I SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER BALANCED FUND INDEX(2)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR                          LIPPER
                   BALANCED FUND -        S&P 500      BALANCED FUND
                        CLASS I            INDEX          INDEX
6/3/97*                 10000              10000           10000
3/31/98                 11676              13162           12051
3/31/99                 10913              15595           13059
3/31/00                 12811              18395           14424
3/31/01                 12685              14412           13627
3/31/02                 13609              14448           13964
3/31/03                 11335              10873           12168
3/31/04                 14676              14689           15221

*INCEPTION

AFBA 5STAR LARGE CAP FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)


[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR                  S&P
                   LARGE CAP FUND -               500
                        CLASS I                  INDEX
6/3/97*                 10000                    10000
3/31/98                 11892                    13162
3/31/99                 11723                    15595
3/31/00                 15031                    18395
3/31/01                 13533                    14412
3/31/02                 13787                    14448
3/31/03                  9481                    10873
3/31/04                 13318                    14689



*INCEPTION

AFBA 5STAR HIGH YIELD FUND - CLASS I SHARES
VERSUS MERRILL LYNCH HIGH YIELD CASH BOND INDEX(3)
AND LIPPER HIGH YIELD FUND INDEX(4)


[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR              MERRILL LYNCH         LIPPER
                  HIGH YIELD FUND -            HIGH YIELD         HIGH YIELD
SHARES                 CLASS I              CASH BOND INDEX       FUND INDEX
6/3/97*                 10000                    10000               10000
3/31/98                 10948                    11123               11361
3/31/99                 10023                    11340               11221
3/31/00                 10452                    11189               11221
3/31/01                 11862                    11646               10639
3/31/02                 12357                    11865               10223
3/31/03                 12865                    12300               10549
3/31/04                 15446                    14963               12778

*INCEPTION

AFBA 5STAR USA GLOBAL FUND - CLASS I SHARES
VERSUS S&P 500 INDEX(1)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR
                  USA GLOBAL FUND -             S&P 500
                        CLASS I                  INDEX
6/3/97*                 10000                    10000
3/31/98                 11227                    13162
3/31/99                 11168                    15595
3/31/00                 17100                    18395
3/31/01                 13793                    14412
3/31/02                 15006                    14448
3/31/03                 10060                    10873
3/31/04                 14937                    14689

*INCEPTION

PORTFOLIO
MANAGEMENT REVIEW (CONTINUED)
--------------------------------------------------------------------------------

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - CLASS I SHARES VERSUS
S&P 500 INDEX(1) AND LIPPER SCIENCE & TECHNOLOGY FUND INDEX(5)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR                                  LIPPER
             SCIENCE & TECHNOLOGY FUND -       S&P 500     SCIENCE & TECHNOLOGY
                        CLASS I                 INDEX           FUND INDEX
10/12/01*               10000                   10000             10000
3/31/02                 11380                   10577             10429
3/31/03                  6760                    7959              6565
3/31/04                 12490                   10753             10068

*INCEPTION

AFBA 5STAR SMALL CAP FUND - CLASS I SHARES VERSUS
S&P 600 SMALL CAP INDEX(6) AND LIPPER SMALL CAP FUND INDEX(7)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                     AFBA 5STAR               S&P 600            LIPPER
                   SMALL CAP FUND -          SMALL CAP         SMALL CAP
                       CLASS I                 INDEX           FUND INDEX
10/15/01*               10000                  10000             10000
3/31/02                 12620                  12198             11328
3/31/03                  8290                   9173              8460
3/31/04                 15237                  14354             13139

*INCEPTION

AFBA 5STAR MID CAP FUND - CLASS I SHARES
VERSUS S&P 400 MID CAP INDEX(8), S&P 500 INDEX(1)
AND LIPPER MID CAP FUND INDEX(9)

[LINE GRAPH OMITTED, PLOT POINTS AS FOLLOWS]

                      AFBA 5STAR         S&P 400                        LIPPER
                    MID CAP FUND -       MID CAP        S&P 500         MID CAP
                        CLASS I           INDEX          INDEX        FUND INDEX
5/1/02*                 10000             10000          10000           10000
3/31/03                  7770              7692           8011            7620
3/31/04                 12800             11459          10823           11036

*INCEPTION

--------------------------------------------------------------------------------

BENCHMARK INFORMATION

1 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE
  CAPITALIZATION STOCKS WHICH IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

2 THE LIPPER BALANCED FUND INDEX IS AN UNMANAGED INDEX AND INCLUDES THE 30
  LARGEST MUTUAL FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY THE STOCK/BOND RATIO OF FUNDS IN THE INDEX RANGES AROUND 60%/40%. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

3 THE MERRILL LYNCH HIGH YIELD CASH BOND INDEX IS AN UNMANAGED INDEX COMPRISED
  OF OVER 1,200 HIGH YIELD BONDS REPRESENTATIVE OF THE HIGH YIELD BOND MARKET AS A WHOLE. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

4 THE LIPPER HIGH YIELD FUND INDEX IS A WIDELY RECOGNIZED INDEX OF MUTUAL FUNDS
  THAT INVEST PRIMARILY IN HIGH YIELD BONDS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

5 THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX IS AN UNMANAGED, EQUALLY-WEIGHTED
  PERFORMANCE INDEX OF THE LARGEST QUALIFYING MUTUAL FUNDS (BASED ON NET ASSETS) IN THE LIPPER SCIENCE AND TECHNOLOGY CLASSIFICATION. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

6 THE S&P 600 SMALL CAP INDEX IS A MARKET VALUE WEIGHTED INDEX CONSISTING OF 600
  DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE PERFORMANCE OF THE S&P 600 SMALL CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

7 THE LIPPER SMALL CAP FUND INDEX IS COMPRISED OF THE TOP 25-30 MANAGED MUTUAL
  FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR- WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

8 THE S&P 400 MID CAP INDEX IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED
  INDEX OF 400 MEDIUM-CAPITALIZATION STOCKS DESIGNED TO MEASURE THE MID-SIZE COMPANY SEGMENT OF THE U.S. MARKETS. THE PERFORMANCE OF THE S&P 400 MID CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

9 THE LIPPER MID CAP FUND INDEX IS COMPRISED OF MUTUAL FUNDS THAT, BY PORTFOLIO
  PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATION (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE S&P MID CAP 400 INDEX. THESE FUNDS HAVE LATITUDE WITH RESPECT TO THE VALUATIONS (PRICE-TO-EARNINGS, PRICE-TO-BOOK, AND THREE-YEAR EARNINGS GROWTH) OF THE SECURITIES IN THEIR PORTFOLIO AND MAY ALTER THEIR PORTFOLIO STYLE OVER TIME. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR
BALANCED FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
March 31, 2004
----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 50.08%
AEROSPACE -- 1.53%
    5,000       Lockheed Martin Corp.................................................................... $     228,200
    5,000       Northrop Grumman Corp...................................................................       492,100
----------------------------------------------------------------------------------------------------------------------
                                                                                                               720,300
CONSUMER CYCLICAL -- 0.51%
   20,000       The ServiceMaster Co....................................................................       240,200
----------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.62%
    5,000       Campbell Soup Co........................................................................       136,350
    5,000       Colgate-Palmolive Co....................................................................       275,500
   25,000       ConAgra Foods, Inc......................................................................       673,500
   15,000       General Mills, Inc......................................................................       700,200
   15,000       H.J. Heinz Co...........................................................................       559,350
   10,000       Kellog Co...............................................................................       392,400
    5,000       PepsiCo, Inc............................................................................       269,250
    5,000       Sara Lee Corp...........................................................................       109,300
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,115,850
ENERGY -- 13.52%
    5,000       Amerada Hess Corp.......................................................................       326,400
   10,000       Anadarko Petroleum Corp.................................................................       518,600
   20,000       BP PLC (a)..............................................................................     1,024,000
   15,000       ChevronTexaco Corp......................................................................     1,316,700
    8,000       ConocoPhillips..........................................................................       558,480
    1,565       Eagle GeoPhysical, Inc.* (d)............................................................             0
   10,000       Exxon Mobil Corp........................................................................       415,900
   10,000       Frontier Oil Corp.......................................................................       193,800
   20,000       Kerr-McGee Corp.........................................................................     1,030,000
   25,000       Marathon Oil Corp.......................................................................       841,750
    5,000       Suncor Energy, Inc......................................................................       136,750
----------------------------------------------------------------------------------------------------------------------
                                                                                                             6,362,380
ENTERTAINMENT -- 3.02%
   40,000       Argosy Gaming Co.*......................................................................     1,422,000
----------------------------------------------------------------------------------------------------------------------

FINANCIAL -- 11.68%
   15,000       Bank of America Corp....................................................................     1,214,700
    5,000       Cincinnati Financial Corp...............................................................       217,250
    5,000       Citigroup, Inc..........................................................................       258,500
   15,000       J.P. Morgan Chase & Co..................................................................       629,250
   10,000       KeyCorp.................................................................................       302,900
    5,000       Lincoln National Corp...................................................................       236,600
   10,000       Marshall & Ilsley Corp..................................................................       378,100
   10,000       Northern Trust Corp.....................................................................       465,900


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
FINANCIAL -- 11.68% -- (CONTINUED)
   25,000       U.S. Bancorp............................................................................ $     691,250
   10,000       Union Planters Corp.....................................................................       298,500
   10,000       Washington Mutual, Inc..................................................................       427,100
   10,000       Wilmington Trust Corp...................................................................       373,700
----------------------------------------------------------------------------------------------------------------------
                                                                                                             5,493,750
HEALTH CARE - DRUGS -- 6.40%
   10,000       Abbott Laboratories.....................................................................       411,000
   25,000       Bristol-Myers Squibb Co.................................................................       605,750
    5,000       GlaxoSmithKline PLC (a).................................................................       199,750
   15,000       Merck & Co., Inc........................................................................       662,850
   10,000       Pfizer, Inc.............................................................................       350,500
   25,000       Schering-Plough Corp....................................................................       405,500
   10,000       Wyeth...................................................................................       375,500
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,010,850
HEALTH CARE -- PRODUCTS -- 1.28%
    3,000       Baxter International, Inc...............................................................        92,670
   10,000       Johnson & Johnson.......................................................................       507,200
----------------------------------------------------------------------------------------------------------------------
                                                                                                               599,870
INSURANCE -- 1.71%
   10,000       The Allstate Corp.......................................................................       454,600
    5,000       The Chubb Corp..........................................................................       347,700
----------------------------------------------------------------------------------------------------------------------
                                                                                                               802,300
TECHNOLOGY - EQUIPMENT -- 0.91%
   10,000       Pitney Bowes, Inc.......................................................................       426,100
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SEMICONDUCTOR -- 0.58%
   10,000       Intel Corp..............................................................................       272,000
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SOFTWARE -- 1.33%
   25,000       Microsoft Corp..........................................................................       624,250
----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION & SERVICES -- 0.75%
   25,000       Southwest Airlines Co...................................................................       355,250
----------------------------------------------------------------------------------------------------------------------

UTILITIES -- 0.24%
    5,000       The Empire District Electric Co.........................................................       113,250
----------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS.....................................................................................    23,558,350
----------------------------------------------------------------------------------------------------------------------
(COST $21,594,905)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
BALANCED FUND (CONTINUED)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
SHARES OR
FACE AMOUNT     COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 2.54%
     3,000      Fleetwood Capital Trust, 6.00%, 2/15/28 *............................................... $     132,375
    30,600      ICO, Inc.,1.6875%, 12/31/49 *...........................................................       501,687
    12,500      TXI Capital Trust, Inc., 5.50%, 6/2/28..................................................       562,500
----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS .....................................................................     1,196,562
----------------------------------------------------------------------------------------------------------------------
(COST $864,624)

CORPORATE BONDS -- 32.86%
$1,150,000      Aaipharma, Inc., 11.00% due 4/1/10 .....................................................       925,750
   250,000      Alpharma, Inc., 8.625% due 5/1/11 (b)...................................................       263,750
 1,000,000      Athena Neuro Fin LLC, 7.25% due 2/21/08.................................................     1,008,750
 1,000,000      Charter Communications Holdings, 11.125% due 1/15/11....................................       880,000
   200,000      Eagle Geophysical, Inc., 10.75% due 7/15/08 (c) (d).....................................             0
   155,000      Frontier Oil Corp., 11.75% due 11/15/09.................................................       172,825
   375,000      Host Marriott LP, 9.25% due 10/1/07.....................................................       421,875
 1,000,000      Interface, Inc., 9.50% due 2/1/14 (b)...................................................       995,000
   100,000      Inverness Medical Innovations, 8.75% due 2/15/12 (b)....................................       102,000
    25,000      John Q. Hammons Hotels, 8.875% due 5/15/12..............................................        27,938
    25,000      Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (c) ......................................         3,000
    75,000      Mail-Well I Corp., 9.625% due 3/15/12 ..................................................        82,875
   215,000      Mandalay Resort Group, 7.625% due 7/15/13...............................................       236,500
   200,000      MGM Mirage, Inc., 8.375% due 2/1/11.....................................................       232,000
 1,000,000      Mikohn Gaming, 11.875% due 8/15/08......................................................     1,025,000
   725,000      Nash Finch Co., 8.50% due 5/1/08........................................................       717,750
   100,000      Park Place Entertainment, 8.125% due 5/15/11............................................       114,750
   350,000      Park Place Entertainment, 8.875% due 9/15/08............................................       400,750
   250,000      PPC Escrow Corp., 9.25% due 11/15/13 (b)................................................       262,500
   500,000      Penn National Gaming, Inc, 8.875% due 3/15/10...........................................       547,500
       678      Philip Services, 6.00% due 4/15/10 (d) (e)..............................................             0
   750,000      Pilgrim's Pride Corp., 9.625% due 9/15/11...............................................       811,875
    50,000      Swift Energy Co., 9.375% due 5/1/12.....................................................        56,000
 1,000,000      Swift Energy Co., 10.25% due 8/1/09.....................................................     1,075,000
 1,350,000      Tesoro Petroleum Corp., 9.625% due 4/1/12...............................................     1,512,000
   750,000      Texas Industries, Inc., 10.25% due 6/15/11 .............................................       858,750
 1,000,000      United Refining Co., 10.75% due 6/15/07.................................................       970,000
   167,000      Wal-Mart Stores, 8.75% due 12/29/06.....................................................       169,018
    75,000      WCI Communities, Inc., 10.625% due 2/15/11..............................................        85,125
   200,000      Williams Communications Group, Inc., 10.875% due 10/1/09 (c) (d)........................             0
 1,500,000      Wiser Oil Co., 9.50% due 5/15/07........................................................     1,500,000
----------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS...................................................................................    15,458,281
----------------------------------------------------------------------------------------------------------------------
(COST $14,361,174)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


SHARES OR
FACE AMOUNT     COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 10.30%
$ 150,000       Axcan Pharma, Inc., 4.25% due 4/15/08 (b)............................................... $     226,875
1,000,000       Barnes & Noble, Inc., 5.25% due 3/15/09.................................................     1,060,000
  316,000       Conexant Sysems, 4.00% due 2/1/07.......................................................       312,840
1,000,000       Edo Corp., 5.25% due 4/15/07............................................................     1,085,000
  750,000       ICN Pharmaceuticals, Inc., 6.50% due 7/15/08............................................       792,188
  410,000       Ivax Corp., 5.50% due 5/15/07...........................................................       420,762
  250,000       Komag, Inc., 2.00% due 2/1/24...........................................................       249,687
  500,000       Lions Gate Entertainment, 4.875 % due 12/15/10 (b)......................................       695,000
    2,000       Moran Energy, Inc., 8.75% due 1/15/08...................................................         1,990
   21,178       Philip Services Corp., 3.00% due 4/15/20 (d) (f)........................................             2
----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................     4,844,344
----------------------------------------------------------------------------------------------------------------------
(COST $4,286,428)

MONEY MARKET ACCOUNT -- 2.94%
1,383,593       PNC Bank Money Market...................................................................     1,383,593
----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................     1,383,593
----------------------------------------------------------------------------------------------------------------------
(COST $1,383,593)

TOTAL INVESTMENTS -- 98.72%.............................................................................    46,441,130
(COST $42,490,724)

Other assets in excess of liabilities -- 1.28%..........................................................       601,806
                                                                                                         -------------
TOTAL NET ASSETS -- 100.00%............................................................................. $  47,042,936
                                                                                                         =============

(A) -- AMERICAN DEPOSITORY RECEIPT.
(B) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C) -- SECURITY IN DEFAULT.
(D) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
(E) -- PAYMENT-IN-KIND SECURITY
(F) -- STEP-UP BOND
* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2004

----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 91.22%
CONSUMER CYCLICAL -- 2.26%
     9,400      Harley-Davidson, Inc.................................................................... $     501,396
----------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 13.34%
    10,500      Colgate-Palmolive Co....................................................................       578,550
    28,600      McDonald's Corp.........................................................................       817,102
    10,400      PepsiCo, Inc............................................................................       560,040
    12,300      Sysco Corp..............................................................................       480,315
    15,800      Walgreen Co.............................................................................       520,610
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,956,617
ENTERTAINMENT -- 6.54%
    21,700      Carnival Corp...........................................................................       974,547
     8,800      Electronic Arts, Inc.*..................................................................       474,848
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,449,395
FINANCIAL -- 17.72%
    21,400      American Express Co.....................................................................     1,109,590
    15,000      The Bank of New York Co.,  Inc..........................................................       472,500
     5,400      The Goldman Sachs Group, Inc............................................................       563,490
    10,500      Mellon Financial Corp...................................................................       328,545
     9,300      Morgan Stanley .........................................................................       532,890
    12,600      Northern Trust Corp.....................................................................       587,034
     9,300      Principal Financial Group, Inc..........................................................       331,359
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,925,408
HEALTH CARE - DRUGS -- 13.19%
    13,600      Abbott Laboratories.....................................................................       558,960
     3,100      Aventis S.A.............................................................................       238,390
    14,900      Merck & Co., Inc........................................................................       658,431
    15,200      Pfizer, Inc.............................................................................       532,760
    29,000      Schering-Plough Corp....................................................................       470,380
     7,300      Teva Pharmaceutical Industries Ltd......................................................       462,893
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,921,814
HEALTH CARE - PRODUCTS  -- 4.97%
    15,300      Baxter International, Inc...............................................................       472,617
    12,400      Johnson & Johnson.......................................................................       628,928
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,101,545
HOTELS -- 2.50%
    13,000      Marriott International, Inc. - Class A..................................................       553,150
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - EQUIPMENT -- 3.38%
    36,900      Nokia Oyj Corp. (a).....................................................................       748,332
----------------------------------------------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TECHNOLOGY - HARDWARE -- 2.28%
    21,500      Cisco Systems, Inc.*.................................................................... $     505,680
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SEMI-CONDUCTOR -- 7.61%
     7,900      Analog Devices, Inc.....................................................................       379,279
    20,300      Applied Materials, Inc.*................................................................       434,014
    15,900      Intel Corp..............................................................................       432,480
    11,600      Xilinx, Inc.*...........................................................................       440,800
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,686,573
TECHNOLOGY - SOFTWARE -- 12.02%
    17,500      Automatic Data Processing, Inc..........................................................       735,000
    12,921      First Data Corp.........................................................................       544,749
    23,500      Microsoft Corp. ........................................................................       586,795
    29,100      SunGard Data Systems, Inc.*.............................................................       797,340
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,663,884
TRANSPORTATION & SERVICES -- 5.41%
     8,100      FedEx Corp. ............................................................................       608,796
    41,550      Southwest Airlines Co. .................................................................       590,426
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,199,222

TOTAL COMMON STOCKS.....................................................................................    20,213,016
----------------------------------------------------------------------------------------------------------------------
(COST $18,507,229)

MONEY MARKET ACCOUNT -- 8.70%
 1,928,017      PNC Bank Money Market...................................................................     1,928,017
----------------------------------------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT..............................................................................     1,928,017
----------------------------------------------------------------------------------------------------------------------
(COST $1,928,017)

TOTAL INVESTMENTS-- 99.92%..............................................................................    22,141,033
(COST $20,435,246)

Other assets in excess of liabilities-- 0.08%...........................................................        17,061
                                                                                                         -------------
TOTAL NET ASSETS -- 100.00%............................................................................. $  22,158,094
                                                                                                         =============

(A) -- AMERICAN DEPOSITORY RECEIPT.
*  -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
March 31, 2004


----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 11.54%
CONSUMER CYCLICAL -- 2.27%
    59,300      The ServiceMaster Co.................................................................... $     712,193
----------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.96%
    11,250      ConAgra Foods, Inc.,....................................................................       303,075
----------------------------------------------------------------------------------------------------------------------

ENERGY -- 4.02%
     3,100      Ameren Corp.............................................................................       142,879
     3,505      ChevronTexaco Corp......................................................................       307,669
     4,600      ConocoPhillips..........................................................................       321,126
     6,915      The Empire District Electric Co.........................................................       156,625
     6,500      Kerr-McGee Corp.........................................................................       334,750
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,263,049
FINANCIAL -- 1.39%
     3,700      Bank of America Corp....................................................................       299,626
        10      JP Morgan Chase & Co....................................................................           420
     6,800      W.P. Stewart & Co. Ltd..................................................................       135,592
----------------------------------------------------------------------------------------------------------------------
                                                                                                               435,638
HEALTH CARE -- DRUGS  -- 1.46%
     6,100      Bristol-Myers Squibb Co.................................................................       147,803
     7,025      Merck & Co., Inc........................................................................       310,435
----------------------------------------------------------------------------------------------------------------------
                                                                                                               458,238
TECHNOLOGY - EQUIPMENT -- 1.44%
     9,600      SBC Communications, Inc.................................................................       235,584
     6,000      Verizon Communications, Inc.............................................................       219,240
----------------------------------------------------------------------------------------------------------------------
                                                                                                               454,824
TOTAL COMMON STOCKS.....................................................................................     3,627,017
----------------------------------------------------------------------------------------------------------------------
(COST $3,395,227)

CONVERTIBLE PREFERRED STOCKS -- 1.77%
       500      Adelphia Communications Corp.,13.00%, due 7/15/09 (b)...................................         6,625
     1,370      Eagle GeoPhysical, Inc. * (c)...........................................................             0
    10,000      ICO Inc., 1.6878%, 12/31/49 *...........................................................       163,950
     8,575      TXI Capital Trust, Inc., 5.50%, 6/2/28..................................................       385,875
----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS......................................................................       556,450
----------------------------------------------------------------------------------------------------------------------
(COST $474,578)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------------------------------------------------------------------------------
FACE AMOUNT     COMPANY                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 36.67%
$  400,000      AaiPharma, Inc., 11.00% due 4/1/10......................................................  $     322,000
   150,000      Allied Waste North America 9.25% due 9/1/12.............................................        171,375
   540,000      AlPharma, Inc., 8.625% due 5/1/11 (a)...................................................        569,700
   220,000      Ameristar Casino's Inc.  10.75% due 2/15/09.............................................        255,475
   325,000      Athena Neurosciences Fin LLC., 7.25% due 2/21/08........................................        327,844
   175,000      Bausch & Lomb, Inc., 7.125% due 8/1/28..................................................        185,217
   275,000      Central Garden & Pet Co., 9.125% due 2/1/13.............................................        308,688
   105,000      Charter Communications Holdings, 8.625% due 4/1/09......................................         87,150
   100,000      Charter Communications Holdings, 11.125% due 1/15/11 ...................................         88,000
   200,000      Conexant Systems, Inc., 4.00% due 2/1/07................................................        198,000
   175,000      Eagle Geophysical, Inc., 10.75% due 7/15/08 (b) (c).....................................              0
    60,000      Fisher Scientific Intl., 8.00% due 9/1/13...............................................         67,650
   400,000      Ford Motor Co., 7.45% due 7/16/31.......................................................        400,630
   250,000      Frontier Oil Corp., 11.75% due 11/15/09.................................................        278,750
   340,000      General Motors Acceptance Corp., 8.00% due 11/1/31......................................        377,441
    30,000      Hines Nurseries, Inc., 10.25% due 10/1/11...............................................         33,450
   275,000      Host Marriott LP, 9.25% due 10/1/07.....................................................        309,375
   100,000      Ingles Markets, Inc., 8.875% due 12/1/11................................................        104,750
   325,000      Interface, Inc., 9.50% due 2/1/14 (a)...................................................        323,375
   200,000      Interface, Inc.,10.375% due 2/1/10......................................................        227,000
    60,000      Inverness Medical Innovations, 8.75% due 2/15/12 (a)....................................         61,200
    50,000      John Q. Hamons Hotels,  8.875% due 5/15/12..............................................         55,875
    90,000      Kaiser Aluminum & Chemical, 12.75% due 2/1/03 (b) (c)...................................         10,800
    35,000      Komag Inc., 2.00% due 2/1/24............................................................         34,956
   250,000      Mail-Well I Corp., 9.625% due 3/15/12...................................................        276,250
   175,000      Mandalay Resort Group, 7.625% due 7/15/13...............................................        192,500
    70,000      Mandalay Resort Group, 10.25% due 8/1/07................................................         82,775
   100,000      MGM Mirage Inc., 8.375% due 2/1/11......................................................        116,000
   425,000      Mikohn Gaming Corp., 11.875% due 8/15/08................................................        435,625
   175,000      Mobile Mini Inc., 9.50% due 7/1/13......................................................        191,625
   180,000      Nash Finch Co., 8.50% due 5/1/08........................................................        178,200
   100,000      Park Place Entertainment, 8.125% due 5/15/11 ...........................................        114,750
    75,000      Park Place Entertainment, 8.875% due 9/15/08............................................         85,875
   330,000      Penn National Gaming, Inc., 8.875% due 3/15/10..........................................        361,350
       723      Philip Services, 6.00% due 4/15/10 (c) (d)..............................................              0
   225,000      Phillips Van-Heusen, 7.75% due 11/15/23.................................................        234,000
    25,000      Pilgrims Pride Corp., 9.25% due 11/15/13 (a)............................................         26,250
   275,000      Pilgrims Pride Corp., 9.625% due 9/15/11................................................        297,687
   350,000      Premcor Refining Group, 7.50% due 6/15/15...............................................        386,750
   250,000      Premcor Refining Group, 9.25% due 2/1/10................................................        286,250


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
HIGH YIELD FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2004


-----------------------------------------------------------------------------------------------------------------------
FACE AMOUNT     COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
$   50,000      Premcor Refining Group, 9.50% due 2/1/13................................................ $       58,500
    50,000      Pulte Homes, Inc., 8.125% due 3/1/11....................................................         60,464
   100,000      Purina Mills, Inc., 9.00% due 3/15/10 (b) (c)...........................................              0
    35,000      Rayovac Corp., 8.50% due 10/1/13........................................................         37,888
   110,000      Rent-Way, Inc., 11.875% due 6/15/10.....................................................        123,750
   550,000      Royal Caribbean Cruises, 7.50% due 10/15/27.............................................        561,000
   100,000      Stewart Enterprises, 10.75% due 7/1/08 .................................................        113,000
    50,000      Swift Energy Co., 9.375% due 5/1/12.....................................................         56,000
   550,000      Swift Energy Co., 10.25% due 8/1/09.....................................................        591,250
   525,000      Tesoro Petroleum Corp., 9.625% due 4/1/12...............................................        588,000
   250,000      Texas Industries, Inc., 10.25% due 6/15/11..............................................        286,250
   100,000      Titan Corp., 8.00% due 5/15/11 (a)......................................................        114,500
   115,000      Toys R Us, 8.75% due 9/1/21.............................................................        124,200
   225,000      United Refining Co., 10.75% due 6/15/07.................................................        218,250
    50,000      US Concrete, Inc., 8.375% due 4/1/14 (a)................................................         51,250
   425,000      WCI Communities, Inc., 10.625% due 2/15/11..............................................        482,375
    50,000      Williams Communication Group, Inc., 11.70% due 8/1/08 (b) (c)...........................              0
   100,000      Williams Communication Group, Inc., 11.875% due 8/1/10 (b) (c)..........................              0
-----------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS...................................................................................     11,531,265
-----------------------------------------------------------------------------------------------------------------------
(COST $10,587,981)

CONVERTIBLE CORPORATE BONDS -- 24.88%
    55,000      Adaptec, Inc., 3.00% 3/5/07 (a).........................................................         55,344
   200,000      Axcan Pharmacueticals, Inc., 4.25% due 4/15/08 (a)......................................        302,500
   670,000      Barnes & Noble, 5.25% due 3/15/09.......................................................        710,200
   265,000      Best Buy, 2.25% due 1/15/22.............................................................        290,175
   550,000      Bisys Group, Inc., 4.00% due 3/15/06....................................................        555,500
   325,000      Charles River Labs, Inc., 3.50% due 2/1/22..............................................        389,187
   165,000      Community Health Systems, 4.25% due 10/15/08............................................        182,119
   492,000      Exide Corp., 2.90% due 12/15/05 (a) (b).................................................         15,375
   250,000      First Horizon Pharmacueticals, 1.75% due 3/8/24 (a).....................................        246,562
   520,000      ICN Pharmacueticals Inc., 6.50% due 7/15/08.............................................        549,250
   545,000      IVAX Corp., 5.50%, due 5/15/07..........................................................        559,306
   180,000      Kerr-McGee Corp., 5.25% due 2/15/10.....................................................        194,175
   320,000      Lam Research Corp., 4.00%, due 6/1/06...................................................        323,200
   500,000      Lions Gate Entertainment, 4.875% due 12/15/10 (a).......................................        695,000
   123,000      Medicis Pharmaceutical, 1.50% due 6/4/33 (f)............................................        147,754
    49,000      Moran Energy, Inc., 8.75% due 1/15/08...................................................         48,755
   547,000      NCO Group, Inc., 4.75% due 4/15/06......................................................        576,401


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-----------------------------------------------------------------------------------------------------------------------
SHARES OR
FACE AMOUNT     COMPANY                                                                                    MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- (CONTINUED)
$  132,000      OHM Corp., 8.00% due 10/1/06 (b) (c)....................................................  $          13
   150,000      Performance Foods, 5.50% due 10/16/08...................................................        171,562
    22,589      Philip Services, 3.00% due 4/15/10 (c) (e)..............................................              2
   260,000      School Speciality Inc., 6.00% due 8/1/08................................................        301,925
   175,000      Wind River Systems, Inc., 3.75% due 12/15/06............................................        173,906
   250,000      Wind River Systems, Inc., 3.75% due 12/15/06 (a)........................................        248,438
   620,000      WMS Industries, 2.75% due 7/15/10 (a)...................................................      1,088,100
-----------------------------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE CORPORATE BONDS.......................................................................      7,824,749
-----------------------------------------------------------------------------------------------------------------------
(COST $6,780,298)

MONEY MARKET ACCOUNT -- 22.20%
 6,982,596      PNC Bank Money Market...................................................................      6,982,596
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................      6,982,596
-----------------------------------------------------------------------------------------------------------------------
(COST $6,982,596)

TOTAL INVESTMENTS -- 97.06%.............................................................................     30,522,077
(COST $28,220,681)

Other assets in excess of liabilities -- 2.94%..........................................................        925,970
                                                                                                          -------------
TOTAL NET ASSETS -- 100.00%.............................................................................  $  31,448,047
                                                                                                          =============


(A) -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) -- SECURITY IN DEFAULT.
(C) -- SECURITY VALUED AT FAIR VALUE UNDER PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
(D) -- PAYMENT-IN-KIND SECURITY
(E) -- STEP-UP BOND
(F) -- VARIABLE RATE COUPON
* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
March 31, 2004



SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 92.55%
CAPITAL GOODS -- 2.81%
    24,500      Teleflex, Inc........................................................................... $   1,206,135
----------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL -- 5.33%
    15,200      Johnson Controls, Inc...................................................................       899,080
    22,500      Lear Corp...............................................................................     1,394,100
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,293,180
CONSUMER STAPLES -- 18.82%
    15,200      Colgate-Palmolive Co....................................................................       837,520
    14,800      H. J. Heinz Co..........................................................................       551,892
    18,300      Kimberly-Clark Corp.....................................................................     1,154,730
    35,300      Sara Lee Corp...........................................................................       771,658
    21,300      The Coca-Cola Co........................................................................     1,071,390
    21,100      The Gillette Co.........................................................................       825,010
    55,100      McDonald's Corp.........................................................................     1,574,207
    22,100      Wrigley, (Wm.) Jr. Co...................................................................     1,306,552
----------------------------------------------------------------------------------------------------------------------
                                                                                                             8,092,959
ENERGY -- 10.71%
     9,600      ChevronTexaco Corp......................................................................       842,688
    20,300      Exxon Mobil Corp........................................................................       844,277
    38,300      Halliburton Co..........................................................................     1,163,937
    17,800      Kerr-McGee Corp.........................................................................       916,700
    22,400      Unocal Corp.............................................................................       835,072
----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,602,674
HEALTH CARE - BIOMEDICAL -- 4.41%
    18,200      Millipore Corp.*........................................................................       935,116
    17,400      Sigma-Aldrich Corp......................................................................       962,916
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,898,032
HEALTH CARE - DRUGS -- 8.44%
    35,000      Bristol-Myers Squibb Co.................................................................       848,050
    31,100      Pfizer, Inc.............................................................................     1,090,055
    50,200      Schering-Plough Corp....................................................................       814,244
    23,300      Wyeth...................................................................................       874,915
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,627,264
HEALTH CARE - PRODUCTS -- 7.92%
    14,700      Baxter International Inc................................................................       454,083
    20,800      Johnson & Johnson.......................................................................     1,054,976
    28,000      Mentor Corp.............................................................................       842,800
    14,290      Zimmer Holdings, Inc.*..................................................................     1,054,316
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,406,175
INSURANCE -- 7.14%
    41,800      AFLAC INC...............................................................................     1,677,852
    19,500      American International Group, Inc.......................................................     1,391,325
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,069,177

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TECHNOLOGY - EQUIPMENT -- 5.63%
    37,500      Agilent Technologies, Inc.*............................................................. $   1,186,125
    18,400      Applera Corp.- Applied Biosystems Group.................................................       363,952
    49,400      Motorola, Inc...........................................................................       869,440
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,419,517
TECHNOLOGY - HARDWARE -- 6.46%
    50,300      Cisco Systems, Inc.*....................................................................     1,183,056
    39,000      Waters Corp.*...........................................................................     1,592,760
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,775,816
TECHNOLOGY - SEMICONDUCTOR -- 12.09%
    16,600      Analog Devices, Inc.....................................................................       796,966
    47,230      Applied Materials, Inc.*................................................................     1,009,778
    35,200      Intel Corp..............................................................................       957,440
    59,300      Micron Technology, Inc.*................................................................       990,903
    13,050      National Instruments Corp...............................................................       410,553
    23,200      National Semiconductor Corp.*...........................................................     1,030,776
----------------------------------------------------------------------------------------------------------------------
                                                                                                             5,196,416
TECHNOLOGY - SOFTWARE -- 2.79%
    48,000      Microsoft Corp. ........................................................................     1,198,560
----------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS.....................................................................................    39,785,905
----------------------------------------------------------------------------------------------------------------------
(COST $37,979,125)

MONEY MARKET ACCOUNT -- 7.42%
3,190,838       PNC Bank Money Market...................................................................     3,190,838
----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................     3,190,838
----------------------------------------------------------------------------------------------------------------------
(COST  $3,190,838)

TOTAL INVESTMENTS -- 99.97%.............................................................................    42,976,743
(COST $41,169,963)

Other assets in excess of liabilities -- 0.03%..........................................................        12,983
                                                                                                         -------------
TOTAL NET ASSETS -- 100.00%............................................................................. $  42,989,726
                                                                                                         =============

*  -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY
FUND

SCHEDULE OF INVESTMENTS
March 31, 2004


----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.71%
HEALTH CARE - BIOMEDICAL -- 9.12%
     2,700      Cambrex Corp............................................................................ $      72,630
     2,700      Charles River Laboratories International, Inc.*.........................................       115,695
     3,700      Covance, Inc.*..........................................................................       127,428
       400      Invitrogen Corp.*.......................................................................        28,676
     4,800      MedImmune, Inc.*........................................................................       110,784
     1,200      Millipore Corp.*........................................................................        61,656
       400      Sigma-Aldrich Corp......................................................................        22,136
----------------------------------------------------------------------------------------------------------------------
                                                                                                               539,005
HEALTH CARE - DRUGS -- 22.38%
     2,200      Abbott Laboratories.....................................................................        90,420
     4,500      Axcan Pharma, Inc.*.....................................................................        85,770
     3,300      Bristol-Myers Squibb Co.................................................................        79,959
     3,000      DUSA Pharmaceuticals, Inc.*.............................................................        31,950
    14,000      Elan Corp. PLC* (a).....................................................................       288,680
     1,000      Galen Holdings PLC (a)..................................................................        61,350
     1,500      Medicis Pharmaceutical Corp.............................................................        60,000
     1,500      Merck & Co., Inc........................................................................        66,285
     2,000      OSI Pharmaceuticals, Inc.*..............................................................        76,800
     2,900      Pfizer, Inc.............................................................................       101,645
     5,400      Schering-Plough Corp....................................................................        87,588
     1,900      Shire Pharmaceuticals Group PLC* (a)....................................................        55,917
     1,000      Taro Pharmaceutical Industries Ltd.* ...................................................        57,990
       900      Teva Pharmaceutical Industries Ltd. (a).................................................        57,069
     1,100      Watson Pharmaceuticals, Inc.*...........................................................        47,069
     2,000      Wyeth...................................................................................        75,100
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,323,592
HEALTH CARE - PRODUCTS -- 9.54%
     3,100      American Medical Systems Holdings, Inc.*................................................        82,150
       700      Biomet, Inc.............................................................................        26,852
     1,100      Given Imaging Ltd.* ....................................................................        37,675
     1,350      INAMED Corp.*...........................................................................        71,928
     1,800      Johnson & Johnson.......................................................................        91,296
     3,700      Mentor Corp.............................................................................       111,370
     3,800      Pharmaceutical Product Development, Inc.*...............................................       113,202
       400      Zimmer Holdings, Inc.*..................................................................        29,512
----------------------------------------------------------------------------------------------------------------------
                                                                                                               563,985

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TECHNOLOGY - EQUIPMENT -- 14.14%
     3,400      Agilent Technologies, Inc.*............................................................. $     107,542
     3,500      Applera Corp. - Applied Biosystems Group................................................        69,230
     7,300      AU Optronics Corp. (a)..................................................................       152,570
     1,100      Fisher Scientific International, Inc.*..................................................        60,544
     3,700      Jabil Circuit, Inc.*....................................................................       108,891
     4,700      Nokia Oyj (a)...........................................................................        95,316
     3,750      SanDisk Corp.*..........................................................................       106,387
     4,200      Scientific-Atlanta, Inc.................................................................       135,828
----------------------------------------------------------------------------------------------------------------------
                                                                                                               836,308
TECHNOLOGY - HARDWARE -- 8.83%
     5,175      Cisco Systems, Inc.*....................................................................       121,716
     1,800      Dell, Inc.*.............................................................................        60,516
     1,900      Diebold, Inc............................................................................        91,428
     5,700      Plexus Corp.*...........................................................................       101,403
     3,600      Waters Corp.*...........................................................................       147,024
----------------------------------------------------------------------------------------------------------------------
                                                                                                               522,087
TECHNOLOGY - SEMI-CONDUCTOR -- 21.46%
     4,700      Altera Corp.*...........................................................................        96,115
     2,500      Analog Devices, Inc.....................................................................       120,025
     4,900      Applied Materials, Inc.*................................................................       104,762
    15,100      Atmel Corp.*............................................................................        98,150
     6,400      Fairchild Semiconductor International, Inc.*............................................       153,792
     4,125      Intel Corp..............................................................................       112,200
     3,100      Lam Research Corp.*.....................................................................        78,151
     1,000      Maxim Integrated Products, Inc..........................................................        47,090
       850      Microchip Technology, Inc...............................................................        22,576
     7,600      Micron Technology, Inc.*................................................................       126,996
     3,300      MKS Instruments, Inc.*..................................................................        79,233
     3,200      National Semiconductor Corp.*...........................................................       142,176
     1,800      Novellus Systems, Inc.*.................................................................        57,222
     1,350      Semtech Corp.*..........................................................................        30,821
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,269,309
TECHNOLOGY - SOFTWARE -- 9.24%
    11,400      Adaptec, Inc.*..........................................................................        99,864
     5,600      Cadence Design Systems, Inc.*...........................................................        82,544
     3,300      Citrix Systems, Inc.*...................................................................        71,346


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SCIENCE & TECHNOLOGY
FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2004


----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TECHNOLOGY - SOFTWARE -- 9.24% -- (CONTINUED)
     4,000      Microsoft Corp..........................................................................  $     99,880
     3,000      National Instruments Corp...............................................................        94,380
     8,900      Wind River Systems, Inc.*...............................................................        98,523
----------------------------------------------------------------------------------------------------------------------
                                                                                                               546,537

TOTAL COMMON STOCKS.....................................................................................     5,600,823
----------------------------------------------------------------------------------------------------------------------
(COST $4,555,634)

MONEY MARKET ACCOUNT -- 4.27%
   252,342      PNC Bank Money Market...................................................................       252,342
----------------------------------------------------------------------------------------------------------------------


TOTAL MONEY MARKET ACCOUNT..............................................................................       252,342
----------------------------------------------------------------------------------------------------------------------
(COST $252,342)

TOTAL INVESTMENTS -- 98.98%.............................................................................     5,853,165
(COST $4,807,976)

Other assets in excess of liabilities -- 1.02%..........................................................        60,391
                                                                                                          ------------
TOTAL NET ASSETS -- 100.00%.............................................................................  $  5,913,556
                                                                                                          ============

(A) -- AMERICAN DEPOSITORY RECEIPT.
* -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2004


----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 86.62%
CONSUMER CYCLICAL -- 22.87%
    10,800      Abercrombie & Fitch Co. - Class A.......................................................  $    365,472
    22,900      American Eagle Outfitters, Inc.*........................................................       617,384
    25,300      Borders Group, Inc......................................................................       600,622
    14,800      Brunswick Corp. ........................................................................       604,284
     7,200      Christopher & Banks Corp................................................................       151,992
    11,350      Coachmen Industries, Inc................................................................       189,318
    17,700      Ethan Allen Interiors, Inc..............................................................       730,302
    11,500      FirstService Corp.*.....................................................................       278,645
    23,100      J. Jill Group, Inc.*....................................................................       474,012
    11,775      Kroll, Inc.*............................................................................       316,159
    23,400      Monaco Coach Corp.......................................................................       627,120
     6,600      Oxford Industries, Inc..................................................................       304,854
    16,100      Rent-A-Center, Inc.*....................................................................       531,139
     9,400      Tweeter Home Entertainment Group, Inc.*.................................................        88,736
    16,100      Ultimate Electronics, Inc.*.............................................................       105,133
    15,100      WCI Communties, Inc.*...................................................................       377,953
    28,400      WMS Industries, Inc.*...................................................................       880,400
     8,100      Zale Corp.*.............................................................................       498,555
----------------------------------------------------------------------------------------------------------------------
                                                                                                             7,742,080
CONSUMER STAPLES -- 2.95%
    18,200      Performance Food Group Co.*.............................................................       625,170
     7,800      United Natural Foods, Inc.*.............................................................       375,102
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,000,272
EDUCATION -- 2.88%
     6,900      Bright Horizons Family Solutions, Inc.*.................................................       325,404
    21,600      DeVry, Inc.*............................................................................       651,240
----------------------------------------------------------------------------------------------------------------------
                                                                                                               976,644
ENTERTAINMENT -- 10.81%
    25,850      Ameristar Casinos, Inc..................................................................       872,412
    22,100      Argosy Gaming Co.*......................................................................       785,655
    19,200      Isle of Capri Casinos, Inc.*............................................................       482,688
    20,200      Penn National Gaming, Inc.*.............................................................       581,154
    21,300      Royal Caribbean Cruises Ltd.............................................................       939,330
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,661,239
FINANCIAL -- 6.31%
     8,000      A.G. Edwards, Inc.......................................................................       312,960
    10,000      Boston Private Financial Holdings, Inc. ................................................       280,000
     5,850      Gabelli Asset Management, Inc...........................................................       235,638


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
SMALL CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2004


----------------------------------------------------------------------------------------------------------------------
SHARES         COMPANY                                                                                    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
FINANCIAL -- 6.31% -- (CONTINUED)
    17,900      The Phoenix Companies, Inc..............................................................  $    240,039
    13,100      Raymond James Financial, Inc............................................................       325,535
    11,400      W.P. Stewart & Co., Ltd.................................................................       227,316
     8,950      Waddell & Reed Financial, Inc. - Class A................................................       219,454
     7,900      Wilmington Trust Corp...................................................................       295,223
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,136,165
HEALTH CARE - BIOMEDICAL -- 3.63%
    20,400      Cambrex Corp............................................................................       548,760
    15,900      Charles River Laboratories International, Inc.*.........................................       681,315
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,230,075
HEALTH CARE - CLINICAL -- 0.18%
     1,700      VCA Antech, Inc.........................................................................        60,571
----------------------------------------------------------------------------------------------------------------------

HEALTH CARE - DRUGS -- 9.90%
    17,900      Axcan Pharma, Inc.*.....................................................................       341,174
    49,100      Elan Corp. - Class A*...................................................................     1,012,442
    20,900      First Horizon Pharmaceutical Corp.*.....................................................       329,384
    19,900      Galen Holdings PLC (a)..................................................................     1,220,865
    11,200      Medicis Pharmaceutical Corp. - Class A..................................................       448,000
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,351,865
HEALTH CARE - PRODUCTS -- 11.07%
    21,250      American Medical Systems Holdings, Inc.*................................................       563,125
    22,800      Covance, Inc.*..........................................................................       785,232
    12,950      INAMED Corp.*...........................................................................       689,976
    27,200      Mentor Corp.............................................................................       818,720
    29,900      Pharmaceutical Product Development, Inc.*...............................................       890,721
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,747,774
HOTELS -- 0.97%
    18,400      Orient-Express Hotel Ltd. - Class A ....................................................       329,176
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - EQUIPMENT -- 6.34%
    35,600      Adaptec, Inc.*..........................................................................       311,856
     9,600      Fisher Scientific International, Inc.*..................................................       528,384
    12,800      Gentex Corp.............................................................................       555,264
     9,750      National Instruments Corp...............................................................       306,735
    25,050      Plexus Corp.*...........................................................................       445,639
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,147,878

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TECHNOLOGY - HARDWARE -- 1.32%
    15,700      SanDisk Corp.*..........................................................................  $    445,409
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SEMICONDUCTOR -- 5.36%
    31,300      Fairchild Semiconductor International, Inc.*............................................       752,139
    17,400      Lam Research Corp.*.....................................................................       438,654
    10,000      Micrel, Inc.*...........................................................................       133,500
    20,400      MKS Instruments, Inc.*..................................................................       489,804
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,814,097
TECHNOLOGY - SOFTWARE -- 1.27%
    38,800      Wind River Systems, Inc.*...............................................................       429,516
----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION & SERVICES -- 0.76%
    10,800      Orbitz, Inc. - Class A*.................................................................       257,148
----------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS.....................................................................................    29,329,909
----------------------------------------------------------------------------------------------------------------------
(COST $24,329,957)

MONEY MARKET ACCOUNT -- 20.56%
 6,962,424      PNC Bank Money Market...................................................................     6,962,424
----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET ACCOUNT..............................................................................     6,962,424
----------------------------------------------------------------------------------------------------------------------
(COST $6,962,424)

TOTAL INVESTMENTS -- 107.18%............................................................................    36,292,333
(COST $31,292,381)

Liabilities in excess of other assets -- (7.18)%........................................................    (2,432,243)
                                                                                                          ------------
TOTAL NET ASSETS -- 100.00%.............................................................................  $ 33,860,090
                                                                                                          ============

(A) -- AMERICAN DEPOSITORY RECEIPT
 *  -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND

SCHEDULE OF INVESTMENTS
March 31, 2004


----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 92.81%
CONSUMER CYCLICAL -- 19.42%
     3,600      Abercrombie & Fitch Co. - Class A ......................................................  $    121,824
     2,900      Barnes & Noble, Inc.*...................................................................        94,540
     2,550      CVS Corp................................................................................        90,015
     1,400      Chico's FAS, Inc. *.....................................................................        64,960
     3,350      Furniture Brands International, Inc. ...................................................       107,870
     1,100      Harley-Davidson, Inc....................................................................        58,674
       250      Mohawk Industries, Inc. *...............................................................        20,588
     2,600      The Talbots, Inc........................................................................        93,028
     1,700      Tiffany & Co............................................................................        64,889
     1,750      Weight Watchers International, Inc. *...................................................        73,972
     2,400      Winnebago Industries, Inc...............................................................        74,808
----------------------------------------------------------------------------------------------------------------------
                                                                                                               865,168
EDUCATION -- 1.83%
     2,700      DeVry, Inc. *...........................................................................        81,405
----------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 7.89%
     1,800      Harrah's Entertainment, Inc. ...........................................................        98,802
     2,600      International Game Technology ..........................................................       116,896
       900      MGM MIRAGE *............................................................................        40,806
     2,150      Royal Caribbean Cruises Ltd.............................................................        94,815
----------------------------------------------------------------------------------------------------------------------
                                                                                                               351,319
FINANCIAL -- 15.54%
     2,300      A.G. Edwards, Inc.......................................................................        89,976
     5,300      The BISYS Group, Inc. *.................................................................        88,828
     2,200      ChoicePoint, Inc. *.....................................................................        83,666
     1,300      H&R Block, Inc..........................................................................        66,339
     5,300      Janus Capital Group, Inc................................................................        86,814
     1,000      Legg Mason, Inc.........................................................................        92,780
     2,200      Mellon Financial Corp...................................................................        68,838
     1,500      Principal Financial Group, Inc..........................................................        53,445
     2,500      Waddell & Reed Financial , Inc. - Class A...............................................        61,300
----------------------------------------------------------------------------------------------------------------------
                                                                                                               691,986
HEALTH CARE - BIOMEDICAL -- 6.17%
       900      Invitrogen Corp. *......................................................................        64,521
     3,400      MedImmune, Inc. *.......................................................................        78,472
     1,600      Millipore Corp. *.......................................................................        82,208
       900      Sigma-Aldrich Corp......................................................................        49,806
----------------------------------------------------------------------------------------------------------------------
                                                                                                               275,007

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
HEALTH CARE - DRUGS -- 9.74%
    10,400      Elan Corp. PLC * (a)....................................................................  $    214,448
     3,400      Shire Pharmaceuticals Group PLC * (a)...................................................       100,062
       800      Taro Pharmaceutical Industries Ltd. *...................................................        46,392
     1,700      Watson Pharmaceuticals, Inc. *..........................................................        72,743
----------------------------------------------------------------------------------------------------------------------
                                                                                                               433,645
HEALTH CARE - PRODUCTS -- 1.47%
     1,700      Biomet, Inc.............................................................................        65,212
----------------------------------------------------------------------------------------------------------------------

HOTELS -- 1.83%
     3,250      Fairmont Hotels & Resorts, Inc..........................................................        81,738
----------------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SOFTWARE -- 5.65%
     3,700      Cadence Design Systems, Inc. *..........................................................        54,538
     4,400      Citrix Systems, Inc. *..................................................................        95,128
     1,100      Fiserv, Inc. *..........................................................................        39,347
     1,700      Take-Two Interactive Software, Inc. *...................................................        62,526
----------------------------------------------------------------------------------------------------------------------
                                                                                                               251,539
TECHNOLOGY - EQUIPMENT -- 13.03%
     5,700      AU Optronics Corp. (a)..................................................................       119,130
     1,100      Diebold, Inc............................................................................        52,932
     1,000      Garmin Ltd..............................................................................        42,710
     2,700      Jabil Circuit, Inc. *...................................................................        79,461
     3,050      SanDisk Corp. *.........................................................................        86,528
     2,600      Scientific-Atlanta, Inc.................................................................        84,084
     2,825      Waters Corp.*...........................................................................       115,373
----------------------------------------------------------------------------------------------------------------------
                                                                                                               580,218
TECHNOLOGY - SEMICONDUCTOR -- 10.24%
     2,100      Altera Corp. *..........................................................................        42,945
    10,200      Atmel Corp. *...........................................................................        66,300
     4,500      Fairchild Semiconductor International, Inc. *...........................................       108,135
     3,500      Micrel, Inc. *..........................................................................        46,725
     2,100      National Semiconductor Corp. *..........................................................        93,303
     3,100      Novellus Systems, Inc. *................................................................        98,549
----------------------------------------------------------------------------------------------------------------------
                                                                                                               455,957

TOTAL COMMON STOCKS.....................................................................................     4,133,194
----------------------------------------------------------------------------------------------------------------------
(COST $3,451,183)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

AFBA 5STAR
MID CAP FUND (CONTINUED)

SCHEDULE OF INVESTMENTS
March 31, 2004


-----------------------------------------------------------------------------------------------------------------------
SHARES          COMPANY                                                                                   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND -- 8.83%
   393,496      PNC Bank Money Market................................................................... $      393,496
-----------------------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND.................................................................................        393,496
-----------------------------------------------------------------------------------------------------------------------
(COST $393,496)

TOTAL INVESTMENTS -- 101.64%............................................................................      4,526,690
(COST $3,844,679)

Liabilities in excess of other assets -- (1.64%)........................................................        (73,097)
                                                                                                         --------------

TOTAL NET ASSETS -- 100.00%............................................................................. $    4,453,593
                                                                                                         ==============

(A) -- AMERICAN DEPOSITORY RECEIPT
 *  -- NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      This page intentionally left blank.

STATEMENTS OF ASSETS
AND LIABILITIES

March 31, 2004
--------------------------------------------------------------------------------

                                                                              BALANCED             LARGE CAP             HIGH YIELD
                                                                                FUND                  FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at value ........................................         $ 46,441,130          $ 22,141,033          $ 30,522,077
     Receivables:
        Investment securities sold ...............................              122,201                  --                    --
        Dividends ................................................               42,492                29,825                 7,232
        Interest .................................................              503,024                   556               347,804
        Capital shares sold ......................................               41,612                 4,220               686,616
        From advisor .............................................                  339                10,655                14,682
     Prepaid expenses and other assets ...........................               30,069                27,861                28,482
                                                                           ------------          ------------          ------------
           Total assets ..........................................           47,180,867            22,214,150            31,606,893
                                                                           ------------          ------------          ------------
LIABILITIES:
      Payables:
         Investment securities purchased .........................                 --                    --                  65,292
         Capital shares redeemed .................................               54,212                 4,000                 7,776
         Dividend distributions ..................................                4,430                  --                  11,565
         Administrative fees .....................................               10,250                10,250                10,250
         Professional fees .......................................               40,036                20,064                26,901
         Custody fees ............................................                3,002                 2,912                 3,179
         Other accrued expenses ..................................               26,001                18,830                33,883
                                                                           ------------          ------------          ------------
            Total liabilities ....................................              137,931                56,056               158,846
                                                                           ------------          ------------          ------------
NET ASSETS .......................................................         $ 47,042,936          $ 22,158,094          $ 31,448,047
                                                                           ============          ============          ============
NET ASSETS CONSIST OF:
      Capital (capital stock and paid-in capital) ................         $ 46,187,117          $ 22,489,198          $ 29,223,163
      Accumulated net investment loss ............................              (48,575)                 --                 (21,021)
      Accumulated net realized loss
           from investment transactions ..........................           (3,046,012)           (2,036,891)              (55,491)
      Net unrealized appreciation from
           investment transactions ...............................            3,950,406             1,705,787             2,301,396
                                                                           ------------          ------------          ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ......................         $ 47,042,936          $ 22,158,094          $ 31,448,047
                                                                           ============          ============          ============
      Investments at cost ........................................         $ 42,490,724          $ 20,435,246          $ 28,220,681
                                                                           ============          ============          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------
                                                                             BALANCED                LARGE CAP           HIGH YIELD
                                                                               FUND                    FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets ..............................................          $   41,684,922          $  21,528,424          $12,112,537
                                                                          ==============          =============          ===========
       Shares of Capital Stock Outstanding .....................               3,666,175              1,714,889            1,312,315
                                                                          ==============          =============          ===========
       Net Asset Value Per Share ...............................          $        11.37          $       12.55          $      9.23
                                                                          ==============          =============          ===========
CLASS A SHARES
       Net Assets ..............................................          $    2,756,462          $     374,462          $ 9,385,569
                                                                          ==============          =============          ===========
       Shares of Capital Stock Outstanding .....................                 235,828                 29,963              951,786
                                                                          ==============          =============          ===========
       Net Asset Value Per Share ...............................          $        11.69          $       12.50          $      9.86
                                                                          ==============          =============          ===========

CLASS B SHARES
       Net Assets ..............................................          $      341,325          $      62,190          $ 2,028,088
                                                                          ==============          =============          ===========
       Shares of Capital Stock Outstanding .....................                  29,533                  5,074              208,806
                                                                          ==============          =============          ===========
       Net Asset Value Per Share ...............................          $        11.56          $       12.26          $      9.71
                                                                          ==============          =============          ===========

CLASS C SHARES
       Net Assets ..............................................          $    2,250,281          $     183,351          $ 7,911,792
                                                                          ==============          =============          ===========
       Shares of Capital Stock Outstanding .....................                 194,453                 14,954              824,500
                                                                          ==============          =============          ===========
       Net Asset Value Per Share ...............................          $        11.57          $       12.26          $      9.60
                                                                          ==============          =============          ===========

CLASS R SHARES
       Net Assets ..............................................          $        9,946          $       9,667          $    10,061
                                                                          ==============          =============          ===========
       Shares of Capital Stock Outstanding .....................                     884                    786                1,107
                                                                          ==============          =============          ===========
       Net Asset Value Per Share ...............................          $        11.25          $       12.30          $      9.09
                                                                          ==============          =============          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)

March 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             USA GLOBAL                  SCIENCE &
                                                                                                FUND                 TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at value ....................................................              $ 42,976,743               $  5,853,165
     Receivables:
        Investment securities sold ...........................................                        --                     36,843
        Dividends ............................................................                    48,028                      4,005
        Interest .............................................................                     1,029                         87
        Capital shares sold ..................................................                    22,759                      1,050
        From advisor .........................................................                        --                     14,116
     Prepaid expenses and other assets .......................................                    30,226                     25,736
                                                                                            ------------               ------------
           Total assets ......................................................                43,078,785                  5,935,002
                                                                                            ------------               ------------
LIABILITIES:
     Payables:
         Capital shares redeemed .............................................                    12,288                       --
         Advisory fees .......................................................                     1,613                       --
         Administrative fees .................................................                    10,250                     10,250
         Professional fees ...................................................                    37,558                      4,170
         Custody fees ........................................................                     3,140                      3,016
         Other accrued expenses ..............................................                    24,210                      4,010
                                                                                            ------------               ------------
            Total liabilities ................................................                    89,059                     21,446
                                                                                            ------------               ------------
NET ASSETS ...................................................................              $ 42,989,726               $  5,913,556
                                                                                            ============               ============
NET ASSETS CONSIST OF:
     Capital (capital stock and paid-in capital) .............................              $ 44,303,931               $  4,897,537
     Undistributed net investment income .....................................                    11,185                         --
     Accumulated net realized loss
           from investment transactions ......................................                (3,132,170)                   (29,170)
     Net unrealized appreciation from
           investment transactions ...........................................                 1,806,780                  1,045,189
                                                                                            ------------               ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..................................              $ 42,989,726               $  5,913,556
                                                                                            ============               ============
     Investments at cost .....................................................              $ 41,169,963               $  4,807,976
                                                                                            ============               ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               USA GLOBAL               SCIENCE &
                                                                                                  FUND               TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets ..........................................................                $   41,936,913             $5,106,701
                                                                                            ==============             ==========
       Shares of Capital Stock Outstanding .................................                     2,959,236                408,923
                                                                                            ==============             ==========
       Net Asset Value Per Share ...........................................                $        14.17             $    12.49
                                                                                            ==============             ==========
CLASS A SHARES
       Net Assets ..........................................................                $      565,002             $  261,052
                                                                                            ==============             ==========
       Shares of Capital Stock Outstanding .................................                        40,141                 21,026
                                                                                            ==============             ==========
       Net Asset Value Per Share ...........................................                $        14.08             $    12.42
                                                                                            ==============             ==========
CLASS B SHARES
       Net Assets ..........................................................                $       45,681             $   88,633
                                                                                            ==============             ==========
       Shares of Capital Stock Outstanding .................................                         3,305                  7,271
                                                                                            ==============             ==========
       Net Asset Value Per Share ...........................................                $        13.82             $    12.19
                                                                                            ==============             ==========
CLASS C SHARES
       Net Assets ..........................................................                $      432,390             $  447,096
                                                                                            ==============             ==========
       Shares of Capital Stock Outstanding .................................                        31,278                 36,663
                                                                                            ==============             ==========
       Net Asset Value Per Share ...........................................                $        13.82             $    12.19
                                                                                            ==============             ==========
CLASS R SHARES
       Net Assets ..........................................................                $        9,740             $   10,074
                                                                                            ==============             ==========
       Shares of Capital Stock Outstanding .................................                           699                    813
                                                                                            ==============             ==========
       Net Asset Value Per Share ...........................................                $        13.93             $    12.39
                                                                                            ==============             ==========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS
AND LIABILITIES (CONTINUED)

March 31, 2004

---------------------------------------------------------------------------------------------
                                                                 SMALL CAP          MID CAP
                                                                    FUND              FUND
---------------------------------------------------------------------------------------------
ASSETS:
     Investments at value ................................     $ 36,292,333       $ 4,526,690
     Receivables:
        Investment securities sold........................           83,733            42,534
        Dividends.........................................            5,498               861
        Interest .........................................            1,230               134
        Capital shares sold ..............................        2,599,372            13,565
        From advisor .....................................            3,971            10,762
     Prepaid expenses and other assets....................           28,886            23,839
                                                               ------------       -----------
           Total assets...................................       39,015,023         4,618,385
                                                               ------------       -----------
LIABILITIES:
      Payables:
         Investment securities purchased..................        5,081,659           144,659
         Capital shares redeemed .........................           28,506               --
         Administrative fees  ............................           10,250            10,250
         Professional fees ...............................           11,895             2,232
         Custody fees ....................................            2,452             3,517
         Other accrued expenses...........................           20,171             4,134
                                                               ------------       -----------
            Total liabilities  ...........................        5,154,933           164,792
                                                               ------------       -----------
NET ASSETS ...............................................     $ 33,860,090       $ 4,453,593
                                                               ============       ===========
NET ASSETS CONSIST OF:
      Capital (capital stock and paid-in capital).........     $ 28,866,255       $ 3,734,496
      Accumulated net realized gain (loss)
           from investment transactions...................           (6,117)           37,086
      Net unrealized appreciation from
           investment transactions........................        4,999,952           682,011
                                                               ------------       -----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES...............     $ 33,860,090       $ 4,453,593
                                                               ============       ===========
      Investments at cost.................................     $ 31,292,381       $ 3,844,679
                                                               ============       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


-------------------------------------------------------------------------------------------
                                                               SMALL CAP         MID CAP
                                                                 FUND             FUND
-------------------------------------------------------------------------------------------
CLASS I SHARES
       Net Assets......................................     $   6,939,726     $   2,530,390
                                                            =============     =============
       Shares of Capital Stock Outstanding.............           457,245           197,737
                                                            =============     =============
       Net Asset Value Per Share.......................     $       15.18     $       12.80
                                                            =============     =============
CLASS A SHARES
       Net Assets......................................     $  21,207,152     $   1,355,510
                                                            =============     =============
      Shares of Capital Stock Outstanding.............          1,406,086           106,418
                                                            =============     =============
       Net Asset Value Per Share.......................     $       15.08     $       12.74
                                                            =============     =============
CLASS B SHARES
       Net Assets......................................     $     735,273     $      50,967
                                                            =============     =============
       Shares of Capital Stock Outstanding.............            49,630             4,061
                                                            =============     =============
       Net Asset Value Per Share.......................     $       14.82     $       12.55
                                                            =============     =============
CLASS C SHARES
       Net Assets......................................     $   4,967,680     $     506,386
                                                            =============     =============
       Shares of Capital Stock Outstanding.............           335,302            40,338
                                                            =============     =============
       Net Asset Value Per Share.......................     $       14.82     $       12.55
                                                            =============     =============
CLASS R SHARES
       Net Assets......................................     $      10,259     $      10,340
                                                            =============     =============
       Shares of Capital Stock Outstanding.............               681               813
                                                            =============     =============
       Net Asset Value Per Share.......................     $       15.06     $       12.72
                                                            =============     =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
OF OPERATIONS

March 31, 2004

                                                                  BALANCED        LARGE CAP     HIGH YIELD       USA GLOBAL
                                                                    FUND             FUND          FUND              FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends..................................................     $  544,077      $  195,348     $  108,641      $   411,636
 Interest...................................................      1,565,628           6,411      1,296,932            6,895
 Foreign taxes withheld.....................................         (2,535)         (2,280)            --               --
                                                                 ----------      ----------     ----------      -----------
     Total investment income................................      2,107,170         199,479      1,405,573          418,531
                                                                 ----------      ----------     ----------      -----------
EXPENSES:
 Advisor fees...............................................        320,266         159,087        214,328          298,910
 Administration fees........................................        179,121         179,121        179,121          179,121
 Transfer agent fees........................................        200,147         199,116        202,758          223,815
 Registration fees..........................................         40,148          39,160         39,381           38,135
 Audit fees.................................................         36,599          17,053         31,258           30,915
 Legal fees.................................................         33,684          16,759         23,696           30,990
 Custodian fees.............................................         22,142          17,520         21,077           17,439
 Printing fees..............................................         20,866          10,306         15,055           19,120
 Directors fees.............................................         15,630           7,711         11,566           14,183
 Distribution fees..........................................         13,790           1,714         96,655            2,658
 Insurance fees.............................................          6,088           3,150          2,693            5,779
 Miscellaneous fees.........................................         15,030           6,610         15,005            8,333
                                                                 ----------      ----------     ----------      -----------
    Total expenses before reimbursement and waivers.........        903,511         657,307        852,593          869,398
    Less: expense reimbursement and waivers.................       (457,365)       (440,228)      (466,597)        (462,052)
                                                                 ----------      ----------     ----------      -----------
    Net expenses............................................        446,146         217,079        385,996          407,346
                                                                 ----------      ----------     ----------      -----------
    Net investment income (loss)............................      1,661,024         (17,600)     1,019,577           11,185
                                                                 ----------      ----------     ----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
 Net realized gain (loss) from investment transactions......        648,006        (568,420)       673,926         (150,469)
 Net unrealized appreciation
      on investments........................................      7,521,602       6,804,162      2,737,185       13,976,771
                                                                 ----------      ----------     ----------      -----------
                                                                  8,169,608       6,235,742      3,411,111       13,826,302
                                                                 ----------      ----------     ----------      -----------
 Net increase in net assets
      resulting from operations.............................     $9,830,632      $6,218,142     $4,430,688      $13,837,487
                                                                 ==========      ==========     ==========      ===========


                                                                     SCIENCE &       SMALL CAP         MID CAP
                                                                  TECHNOLOGY FUND       FUND            FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends..................................................         $   18,413      $   51,586      $   10,524
 Interest...................................................                779           7,587           1,129
 Foreign taxes withheld.....................................               (309)           (295)            (13)
                                                                     ----------      ----------      ----------
     Total investment income................................             18,883          58,878          11,640
                                                                     ----------      ----------      ----------
EXPENSES:
 Advisor fees...............................................             33,725         110,043          18,868
 Administration fees........................................            179,121         179,121         179,121
 Transfer agent fees........................................            155,169         179,561         153,860
 Registration fees..........................................             38,220          39,830          29,398
 Audit fees.................................................              3,541          10,045           2,049
 Legal fees.................................................              3,352           9,041           1,630
 Custodian fees.............................................             19,777          19,873          16,481
 Printing fees..............................................              2,015           5,185           1,042
 Directors fees.............................................              1,518           4,155             785
 Distribution fees..........................................              1,579          41,998           2,538
 Insurance fees.............................................                556           1,303             292
 Miscellaneous fees.........................................              5,754           6,722           5,811
                                                                     ----------      ----------      ----------
    Total expenses before reimbursement and waivers.........            444,327         606,877         411,875
    Less: expense reimbursement and waivers.................           (390,921)       (393,561)       (380,181)
                                                                     ----------      ----------      ----------
    Net expenses............................................             53,406         213,316          31,694
                                                                     ----------      ----------      ----------
    Net investment income (loss)............................            (34,523)       (154,438)        (20,054)
                                                                     ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
 Net realized gain (loss) from investment transactions......            137,866         281,911          71,142
 Net unrealized appreciation
      on investments........................................          2,137,313       6,838,470         977,733
                                                                     ----------      ----------      ----------
                                                                      2,275,179       7,120,381       1,048,875
                                                                     ----------      ----------      ----------
 Net increase in net assets
      resulting from operations.............................         $2,240,656      $6,965,943      $1,028,821
                                                                     ==========      ==========      ==========




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    38 & 39

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 BALANCED FUND
                                                                         YEAR                    YEAR
                                                                         ENDED                   ENDED
                                                                    MARCH 31, 2004          MARCH 31, 2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................       $  1,661,024           $    997,870
     Net realized gain (loss) from investment transactions ...            648,006             (2,852,174)
     Net unrealized appreciation (depreciation) on investments          7,521,602             (4,480,914)
                                                                     ------------           ------------
         Net increase (decrease) in net assets
             resulting from operations .......................          9,830,632             (6,335,218)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................         (1,670,356)            (1,039,185)
                                                                     ------------           ------------
         Total distributions to shareholders .................         (1,670,356)            (1,039,185)

CAPITAL SHARE TRANSACTIONS:*
     Shares issued ...........................................          5,896,611              1,321,950
     Reinvested distributions ................................          1,657,147              1,037,818
     Shares redeemed .........................................           (608,513)              (943,586)
                                                                     ------------           ------------
         Net increase from capital share transactions ........          6,945,245              1,416,182
                                                                     ------------           ------------
         Net increase (decrease) in net assets ...............         15,105,521             (5,958,221)
                                                                     ------------           ------------

NET ASSETS:
     Beginning of year .......................................         31,937,415             37,895,636
                                                                     ------------           ------------
     End of year .............................................       $ 47,042,936           $ 31,937,415
                                                                     ============           ============
     Undistributed net investment income (loss) at end of year       $    (48,575)          $    (39,243)
                                                                     ============           ============
*Fund share transactions:
     Shares issued ...........................................            536,380                136,988
     Reinvested distributions ................................            152,817                112,132
     Shares redeemed .........................................            (54,991)               (99,340)
                                                                     ------------           ------------
         Net increase in fund shares .........................            634,206                149,780
                                                                     ============           ============




                                                                                 LARGE CAP FUND
                                                                           YEAR                  YEAR
                                                                           ENDED                 ENDED
                                                                      MARCH 31, 2004        MARCH 31, 2003
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................         $    (17,600)         $     28,918
     Net realized gain (loss) from investment transactions ...             (568,420)             (199,331)
     Net unrealized appreciation (depreciation) on investments            6,804,162            (6,665,886)
                                                                       ------------          ------------
         Net increase (decrease) in net assets
             resulting from operations .......................            6,218,142            (6,836,299)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................              (28,917)                 --
                                                                       ------------          ------------
         Total distributions to shareholders .................              (28,917)                 --

CAPITAL SHARE TRANSACTIONS:*
     Shares issued ...........................................            1,310,830               942,754
     Reinvested distributions ................................               28,276                  --
     Shares redeemed .........................................             (595,586)             (633,977)
                                                                       ------------          ------------
         Net increase from capital share transactions ........              743,520               308,777
                                                                       ------------          ------------
         Net increase (decrease) in net assets ...............            6,932,745            (6,527,522)
                                                                       ------------          ------------

NET ASSETS:
     Beginning of year .......................................           15,225,349            21,752,871
                                                                       ------------          ------------
     End of year .............................................         $ 22,158,094          $ 15,225,349
                                                                       ============          ============
     Undistributed net investment income (loss) at end of year         $         --          $     28,918
                                                                       ============          ============
*Fund share transactions:
     Shares issued ...........................................              110,862                93,108
     Reinvested distributions ................................                2,638                  --
     Shares redeemed .........................................              (50,403)              (63,796)
                                                                       ------------          ------------
         Net increase in fund shares .........................               63,097                29,312
                                                                       ============          ============


                                                                                      HIGH YIELD FUND
                                                                                YEAR                 YEAR
                                                                                ENDED                ENDED
                                                                           MARCH 31, 2004       MARCH 31, 2003
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................              $  1,019,577         $    778,044
     Net realized gain (loss) from investment transactions ...                   673,926             (530,990)
     Net unrealized appreciation (depreciation) on investments                 2,737,185              420,312
                                                                            ------------         ------------
         Net increase (decrease) in net assets
             resulting from operations .......................                 4,430,688              667,366

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...................................                (1,019,337)            (775,651)
                                                                            ------------         ------------
         Total distributions to shareholders .................                (1,019,337)            (775,651)

CAPITAL SHARE TRANSACTIONS:*
     Shares issued ...........................................                19,589,602            8,538,057
     Reinvested distributions ................................                   827,523              685,224
     Shares redeemed .........................................               (10,378,753)            (568,927)
                                                                            ------------         ------------
         Net increase from capital share transactions ........                10,038,372            8,654,354
                                                                            ------------         ------------
         Net increase (decrease) in net assets ...............                13,449,723            8,546,069
                                                                            ------------         ------------

NET ASSETS:
     Beginning of year .......................................                17,998,324            9,452,255
                                                                            ------------         ------------
     End of year .............................................              $ 31,448,047         $ 17,998,324
                                                                            ============         ============
     Undistributed net investment income (loss) at end of year              $    (21,021)        $    (21,261)
                                                                            ============         ============
*Fund share transactions:
     Shares issued ...........................................                 2,115,257            1,028,971
     Reinvested distributions ................................                    91,749               86,774
     Shares redeemed .........................................                (1,097,796)             (70,524)
                                                                            ------------         ------------
         Net increase in fund shares .........................                 1,109,210            1,045,221
                                                                            ============         ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    40 & 41

STATEMENTS OF CHANGES
IN NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------


                                                                          USA GLOBAL FUND

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                  MARCH 31, 2004   MARCH 31, 2003
-------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................    $     11,185      $    (60,670)
     Net realized gain (loss) from investment transactions ...        (150,469)       (1,183,387)
     Net unrealized appreciation (depreciation) on investments      13,976,771       (12,718,230)
                                                                  ------------      ------------
         Net increase (decrease) in net assets
              resulting from operations ......................      13,837,487       (13,962,287)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net realized gain from investment transactions ..........            --                --
                                                                  ------------      ------------
         Total distributions to shareholders .................            --                --

CAPITAL SHARE TRANSACTIONS:*
     Shares issued ...........................................       1,897,758         1,467,687
     Reinvested distributions ................................            --                --
     Shares redeemed .........................................      (1,216,676)       (1,153,926)
                                                                  ------------      ------------
         Net increase from capital share transactions ........         681,082           313,761
                                                                  ------------      ------------
         Net increase (decrease) in net assets ...............      14,518,569       (13,648,526)

NET ASSETS:
     Beginning of period .....................................      28,471,157        42,119,683
                                                                  ------------      ------------
     End of period ...........................................    $ 42,989,726      $ 28,471,157
                                                                  ============      ============
     Accumulated net investment income (loss)
         at end of period ....................................    $     11,185      $         --
                                                                  ============      ============
*Fund share transactions:
     Shares issured ..........................................         149,193           130,429
     Reinvested distributions ................................            --                --
     Shares redeemed .........................................         (98,699)         (105,891)
                                                                  ------------      ------------
         Net increase in fund shares .........................          50,494            24,538
                                                                  ============      ============



                                                                              SCIENCE &
                                                                           TECHNOLOGY FUND

                                                                        YEAR               YEAR
                                                                        ENDED              ENDED
                                                                   MARCH 31, 2004     MARCH 31, 2003
-----------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................      $    (34,523)      $    (16,400)
     Net realized gain (loss) from investment transactions ...           137,866           (147,710)
     Net unrealized appreciation (depreciation) on investments         2,137,313         (1,407,114)
                                                                    ------------       ------------
         Net increase (decrease) in net assets
              resulting from operations ......................         2,240,656         (1,571,224)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net realized gain from investment transactions ..........              --                 --
                                                                    ------------       ------------
         Total distributions to shareholders .................              --                 --

CAPITAL SHARE TRANSACTIONS:*
     Shares issued ...........................................         1,383,273            450,226
     Reinvested distributions ................................              --                 --
     Shares redeemed .........................................          (199,895)          (122,289)
                                                                    ------------       ------------
         Net increase from capital share transactions ........         1,183,378            327,937
                                                                    ------------       ------------
         Net increase (decrease) in net assets ...............         3,424,034         (1,243,287)

NET ASSETS:
     Beginning of period .....................................         2,489,522          3,732,809
                                                                    ------------       ------------
     End of period ...........................................      $  5,913,556       $  2,489,522
                                                                    ============       ============
     Accumulated net investment income (loss)
         at end of period ....................................      $         --       $         --
                                                                    ============       ============
*Fund share transactions:
     Shares issured ..........................................           124,175             57,310
     Reinvested distributions ................................              --                 --
     Shares redeemed .........................................           (17,587)           (17,233)
                                                                    ------------       ------------
         Net increase in fund shares .........................           106,588             40,077
                                                                    ============       ============



                                                                             SMALL CAP FUND

                                                                          YEAR              YEAR
                                                                          ENDED             ENDED
                                                                     MARCH 31, 2004    MARCH 31, 2003
-----------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................        $   (154,438)     $    (46,588)
     Net realized gain (loss) from investment transactions ...             281,911          (177,573)
     Net unrealized appreciation (depreciation) on investments           6,838,470        (2,460,616)
                                                                      ------------      ------------
         Net increase (decrease) in net assets
              resulting from operations ......................           6,965,943        (2,684,777)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net realized gain from investment transactions ..........             (70,256)             --
                                                                      ------------      ------------
         Total distributions to shareholders .................             (70,256)             --

CAPITAL SHARE TRANSACTIONS:*
     Shares issued ...........................................          25,273,275         6,072,106
     Reinvested distributions ................................              69,607              --
     Shares redeemed .........................................          (4,167,365)       (2,091,091)
                                                                      ------------      ------------
         Net increase from capital share transactions ........          21,175,517         3,981,015
                                                                      ------------      ------------
         Net increase (decrease) in net assets ...............          28,071,204         1,296,238

NET ASSETS:
     Beginning of period .....................................           5,788,886         4,492,648
                                                                      ------------      ------------
     End of period ...........................................        $ 33,860,090      $  5,788,886
                                                                      ============      ============
     Accumulated net investment income (loss)
         at end of period ....................................        $         --      $         --
                                                                      ============      ============
*Fund share transactions:
     Shares issured ..........................................           1,921,164           580,100
     Reinvested distributions ................................               5,232              --
     Shares redeemed .........................................            (377,738)         (235,987)
                                                                      ------------      ------------
         Net increase in fund shares .........................           1,548,658           344,113
                                                                      ============      ============



                                                                                 MID CAP FUND

                                                                         YEAR             FOR THE PERIOD
                                                                         ENDED             MAY 1, 2002
                                                                    MARCH 31, 2004   THROUGH MARCH 31, 2003**
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss) ............................       $    (20,054)        $     (6,801)
     Net realized gain (loss) from investment transactions ...             71,142              (14,002)
     Net unrealized appreciation (depreciation) on investments            977,733             (295,722)
                                                                     ------------         ------------
         Net increase (decrease) in net assets
              resulting from operations ......................          1,028,821             (316,525)

DISTRIBUTIONS TO SHAREHOLDERS:
     Net realized gain from investment transactions ..........               --                   --
                                                                     ------------         ------------
         Total distributions to shareholders .................               --                   --

CAPITAL SHARE TRANSACTIONS:*
     Shares issued ...........................................          2,397,487            1,650,450
     Reinvested distributions ................................               --                   --
     Shares redeemed .........................................           (256,294)             (50,346)
                                                                     ------------         ------------
         Net increase from capital share transactions ........          2,141,193            1,600,104
                                                                     ------------         ------------
         Net increase (decrease) in net assets ...............          3,170,014            1,283,579

NET ASSETS:
     Beginning of period .....................................          1,283,579                   --
                                                                     ------------         ------------
     End of period ...........................................       $  4,453,593         $  1,283,579
                                                                     ============         ============
     Accumulated net investment income (loss)
         at end of period ....................................       $         --         $         --
                                                                     ============         ============
*Fund share transactions:
     Shares issured ..........................................            207,377              171,422
     Reinvested distributions ................................               --                     --
     Shares redeemed .........................................            (23,331)              (6,101)
                                                                     ------------         ------------
         Net increase in fund shares .........................            184,046              165,321
                                                                     ============         ============

** COMMENCEMENT OF OPERATIONS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                    42 & 43

NOTES TO FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:
The AFBA 5Star Fund, Inc. (the Company), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds". Each Fund offers five classes of shares, Class A, Class B, Class C, Class I and Class R. Shares of all classes of a Fund represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION - Equity securities owned by a Fund are valued using the official closing price or the last sale price on the Exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Company's pricing committee under procedures adopted by the Company's Board of Directors.

B. FEDERAL AND STATE TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

C. OPTIONS - In order to produce incremental earnings and protect gains, the Funds may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of March 31, 2004.

D. EXPENSES - The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Fund expenses are allocated among the Company's respective series based on relative net assets.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

E. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS - Dividends from the Balanced Fund's net investment income, if any, are declared and paid quarterly. Dividends from the High Yield Fund's net investment income, if any, are declared and paid monthly. Dividends from the Large Cap, USA Global, Science & Technology, Small Cap and

Mid Cap Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date. Distributions of net investment income are determined on a class level and realized gains are determined on a Fund level.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

3. CAPITAL SHARE TRANSACTIONS:
The Balanced, Large Cap, High Yield, USA Global and Mid Cap Funds are authorized to issue 10,000,000 shares per class with a Par Value of $1.00. Science & Technology and Small Cap Funds are authorized to issue 5,000,000 shares per class with a Par Value of $1.00.

Transactions in the capital shares of the Funds were as follows:

                                  BALANCED FUND
                    --------------------------------------------
                         YEAR ENDED            YEAR ENDED
                       MARCH 31, 2004        MARCH 31, 2003
CLASS I:             SHARES     AMOUNT      SHARES     AMOUNT
                    --------------------------------------------
Shares issued        74,084   $  791,490    71,195    $  694,740
Shares reinvested   146,634    1,586,922   111,897     1,035,618
Shares redeemed     (28,767)    (314,865)  (46,567)     (442,953)
                    -------   ----------   -------    ----------
Net increase        191,951   $2,063,547   136,525    $1,287,405
                    =======   ==========   =======    ==========

CLASS A:             SHARES     AMOUNT     SHARES       AMOUNT
                    --------------------------------------------
Shares issued       244,002   $2,707,225    57,780    $  552,797
Shares reinvested     3,248       37,117       156         1,459
Shares redeemed     (20,006)    (224,600)  (52,434)     (497,570)
                    -------   ----------   -------    ----------
Net increase        227,244   $2,519,742     5,502    $   56,686
                    =======   ==========   =======    ==========

CLASS B:             SHARES     AMOUNT     SHARES       AMOUNT
                    --------------------------------------------
Shares issued        27,012   $  286,990     3,840    $   34,928
Shares reinvested       572        6,373        29           276
Shares redeemed      (2,635)     (28,479)     (338)       (3,054)
                    -------   ----------   -------    ----------
Net increase         24,949   $  264,884     3,531    $   32,150
                    =======   ==========   =======    ==========



                             BALANCED FUND (CONTINUED)
                    --------------------------------------------
                         YEAR ENDED            YEAR ENDED
                       MARCH 31, 2004        MARCH 31, 2003
CLASS C:             SHARES     AMOUNT      SHARES     AMOUNT
                    --------------------------------------------
Shares issued       190,402   $2,100,906     4,173    $   39,485
Shares reinvested     2,359       26,695        50           465
Shares redeemed      (3,583)     (40,569)       (1)           (9)
                    -------   ----------   -------    ----------
Net increase        189,178   $2,087,032     4,222    $   39,941
                    =======   ==========   =======    ==========


                    FOR THE PERIOD ENDED
                       MARCH 31, 2004
CLASS R:              SHARES    AMOUNT
----------------------------------------
Shares issued           880    $10,000
Shares reinvested         4         40
                        ---    -------
Net increase            884    $10,040
                        ===    =======


                                  LARGE CAP FUND
                    ------------------------------------------
                         YEAR ENDED            YEAR ENDED
                       MARCH 31, 2004        MARCH 31, 2003
CLASS I:             SHARES     AMOUNT      SHARES     AMOUNT
                    ------------------------------------------
Shares issued        69,988 $  826,430      78,490  $  793,303
Shares reinvested     2,638     28,276          --          --
Shares redeemed     (41,676)  (493,845)    (59,698)   (594,210)
                    ------- ----------     -------  ----------
Net increase         30,950 $  360,861      18,792  $  199,093
                    ======= ==========     =======  ==========

CLASS A:             SHARES    AMOUNT       SHARES    AMOUNT
                    ------------------------------------------
Shares issued        22,422 $  266,087      11,670  $  113,568
Shares redeemed      (5,451)   (65,657)     (4,098)    (39,587)
                    ------- ----------     -------  ----------
Net increase         16,971 $  200,430       7,572  $   73,981
                    ======= ==========     =======  ==========

CLASS B:             SHARES    AMOUNT       SHARES    AMOUNT
                    ------------------------------------------
Shares issued         4,827 $   54,513         833  $   10,000
Shares redeemed      (2,326)   (24,849)         --          --
                    ------- ----------     -------  ----------
Net increase          2,501 $   29,664         833  $   10,000
                    ======= ==========     =======  ==========

NOTES TO FINANCIAL
STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


                           LARGE CAP FUND (CONTINUED)
                    ------------------------------------------
                         YEAR ENDED             YEAR ENDED
                       MARCH 31, 2004         MARCH 31, 2003
CLASS C:             SHARES     AMOUNT       SHARES    AMOUNT
                    ------------------------------------------
Shares issued        12,839  $  153,800       2,115  $   25,703
Shares redeemed        (950)    (11,235)         --          --
                    -------  ----------     -------  ----------
Net increase         11,889  $  142,565       2,115  $   25,703
                    =======  ==========     =======  ==========


                    FOR THE PERIOD ENDED
                       MARCH 31, 2004
CLASS R:              SHARES    AMOUNT
                    --------------------
Shares issued          786     $10,000
                       ---     -------
Net increase           786     $10,000
                       ===     =======

                                 HIGH YIELD FUND
                    ------------------------------------------
                         YEAR ENDED         YEAR ENDED
                       MARCH 31, 2004     MARCH 31, 2003
CLASS I:             SHARES     AMOUNT  SHARES     AMOUNT
                    ------------------------------------------
Shares issued        75,679  $ 667,763  104,783  $  842,094
Shares reinvested    53,265    468,820   78,149     613,379
Shares redeemed     (75,330)  (660,377) (51,991)   (414,640)
                    -------  ---------  -------  ----------
Net increase         53,614  $ 476,206  130,941  $1,040,833
                    =======  =========  =======  ==========

CLASS A:             SHARES     AMOUNT        SHARES     AMOUNT
                    ---------------------------------------------
Shares issued     1,346,689   $12,668,592    471,769  $3,965,977
Shares reinvested    21,003       198,252      4,258      35,931
Shares redeemed    (899,026)   (8,594,389)    (5,605)    (47,047)
                  ---------   -----------    -------  ----------
Net increase        468,666   $ 4,272,455    470,422  $3,954,861
                  =========   ===========    =======  ==========


CLASS B:             SHARES      AMOUNT   SHARES     AMOUNT
                    -----------------------------------------
Shares issued       142,997   $1,305,533  73,303  $  611,771
Shares reinvested     2,797       26,014     958       7,888
Shares redeemed     (11,495)    (107,193) (2,149)    (17,961)
                    -------   ----------  ------  ----------
Net increase        134,299   $1,224,354  72,112  $  601,698
                    =======   ==========  ======  ==========


                           HIGH YIELD FUND (CONTINUED)
                    -----------------------------------------
                         YEAR ENDED         YEAR ENDED
                       MARCH 31, 2004     MARCH 31, 2003
CLASS C:             SHARES     AMOUNT  SHARES     AMOUNT
                    -----------------------------------------
Shares issued       548,789  $ 4,937,714   379,116   $3,118,215
Shares reinvested    14,680      134,405     3,409       28,026
Shares redeemed    (111,945)  (1,016,794)  (10,779)     (89,279)
                   --------  -----------   -------   ----------
Net increase        451,524  $ 4,055,325   371,746   $3,056,962
                   ========  ===========   =======   ==========


                    FOR THE PERIOD ENDED
                       MARCH 31, 2004
CLASS R:             SHARES     AMOUNT
                    ---------------------
Shares issued         1,103    $10,000
Shares reinvested         4         32
                      -----    -------
Net increase          1,107    $10,032
                      =====    =======


                                     USA GLOBAL FUND
                        -------------------------------------------
                            YEAR ENDED             YEAR ENDED
                          MARCH 31, 2004          MARCH 31, 2003
CLASS I:                 SHARES     AMOUNT      SHARES     AMOUNT
                        -------------------------------------------
Shares issued            66,805  $   834,275   114,280  $ 1,271,143
Shares redeemed         (70,593)    (882,488)  (97,382)  (1,055,006)
                        -------  -----------   -------  -----------
Net increase (decrease)  (3,788) $   (48,213)   16,898  $   216,137
                        =======  ===========   =======  ===========



CLASS A:                 SHARES     AMOUNT      SHARES     AMOUNT
                        -------------------------------------------
Shares issued            57,297  $   723,212     6,923   $  75,652
Shares redeemed         (27,203)    (322,400)   (8,470)    (98,536)
                        -------  -----------    ------   ---------
Net increase (decrease)  30,094  $   400,812    (1,547)  $ (22,884)
                        =======  ===========    ======   =========

CLASS B:                 SHARES     AMOUNT     SHARES     AMOUNT
                        -------------------------------------------
Shares issued             2,243  $    31,003     159  $      2,080
                          -----  -----------     ---  ------------
Net increase              2,243  $    31,003     159  $      2,080
                          =====  ===========     ===  ============


CLASS C:                  SHARES     AMOUNT     SHARES     AMOUNT
                        -------------------------------------------
Shares issued             22,149   $  299,268    9,067   $  118,812
Shares redeemed             (903)     (11,788)     (39)        (384)
                          ------   ----------    -----   ----------
Net increase              21,246   $  287,480    9,028   $  118,428
                          ======   ==========    =====   ==========

                 ---------------------------
                    FOR THE PERIOD ENDED
                       MARCH 31, 2004
CLASS R:             SHARES     AMOUNT
                 ---------------------------
Shares issued           699    $10,000
                        ---    -------
Net increase            699    $10,000
                        ===    =======


                            SCIENCE & TECHNOLOGY FUND
                   ------------------------------------------
                         YEAR ENDED          YEAR ENDED
                       MARCH 31, 2004      MARCH 31, 2003
CLASS I:             SHARES     AMOUNT   SHARES     AMOUNT
                   ------------------------------------------
Shares issued        61,707  $ 652,952    54,190  $  427,466
Shares redeemed     (13,733)  (157,396)  (17,233)   (122,289)
                    -------  ---------   -------  ----------
Net increase         47,974  $ 495,556    36,957  $  305,177
                    =======  =========   =======  ==========


CLASS A:             SHARES     AMOUNT   SHARES     AMOUNT
                   ------------------------------------------
Shares issued        19,731  $  228,107   2,903  $    21,260
Shares redeemed      (3,647)    (40,021)     --           --
                     ------  ----------   -----  -----------
Net increase         16,084  $  188,086   2,903  $    21,260
                     ======  ==========   =====  ===========

CLASS B:             SHARES    AMOUNT    SHARES     AMOUNT
                   ------------------------------------------
Shares issued         6,104  $  64,580     217   $     1,500
Shares redeemed         (50)      (597)     --            --
                     ------  ---------    ----   -----------
Net increase          6,054  $  63,983     217   $     1,500
                     ======  =========    ====   ===========


CLASS C:             SHARES    AMOUNT    SHARES     AMOUNT
                   ------------------------------------------
Shares issued        35,820  $  427,634      --  $         --
Shares redeemed        (157)     (1,881)     --            --
                     ------  ----------   -----  ------------
Net increase         35,663  $  425,753      --  $         --
                     ======  ==========   =====  ============


                     FOR THE PERIOD ENDED
                       MARCH 31, 2004
CLASS R:              SHARES    AMOUNT
                   -----------------------
Shares issued           813    $10,000
                        ---    -------
Net increase            813    $10,000
                        ===    =======


                                 SMALL CAP FUND
                   ------------------------------------------
                         YEAR ENDED          YEAR ENDED
                       MARCH 31, 2004      MARCH 31, 2003
CLASS I:             SHARES     AMOUNT   SHARES      AMOUNT
                   ------------------------------------------
Shares issued        97,800  $1,270,934  124,318   $1,262,642
Shares reinvested     1,591      21,330       --           --
Shares redeemed     (49,388)   (609,150) (37,696)    (353,822)
                    -------  ----------  -------   ----------
Net increase         50,003  $  683,114   86,622   $  908,820
                    =======  ==========  =======   ==========

CLASS A:             SHARES     AMOUNT      SHARES      AMOUNT
                  ----------------------------------------------
Shares issued     1,462,834  $19,550,316    397,472   $4,176,416
Shares reinvested     2,440       32,527         --           --
Shares redeemed    (291,341)  (3,116,235)  (184,605)  (1,623,008)
                  ---------  -----------   --------   ----------
Net increase      1,173,933  $16,466,608    212,867   $2,553,408
                  =========  ===========   ========   ==========

CLASS B:             SHARES     AMOUNT      SHARES     AMOUNT
                    -------------------------------------------
Shares issued        40,045  $   491,112    18,463  $  210,110
Shares reinvested       175        2,291        --          --
Shares redeemed     (12,071)    (134,895)     (614)     (4,904)
                    -------  -----------    ------  ----------
Net increase         28,149  $   358,508    17,849  $  205,206
                    =======  ===========    ======  ==========

CLASS C:             SHARES     AMOUNT     SHARES       AMOUNT
                    --------------------------------------------
Shares issued       319,804   $3,950,913    39,847    $  422,938
Shares reinvested     1,026       13,459        --            --
Shares redeemed     (24,938)    (307,085)  (13,072)     (109,357)
                    -------   ----------   -------    ----------
Net increase        295,892   $3,657,287    26,775    $  313,581
                    =======   ==========   =======    ==========


                    FOR THE PERIOD ENDED
                       MARCH 31, 2004
CLASS R:              SHARES    AMOUNT
                  ----------------------
Shares issued           681    $10,000
                        ---    -------
Net increase            681    $10,000
                        ===    =======

NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

                                   MID CAP FUND
                    ----------------------------------------
                         YEAR ENDED           YEAR ENDED
                       MARCH 31, 2004       MARCH 31, 2003
CLASS I:             SHARES     AMOUNT    SHARES     AMOUNT
                    ----------------------------------------
Shares issued        51,203   $582,103   157,748   $1,533,602
Shares redeemed      (5,139)   (56,600)   (6,075)     (50,136)
                     ------   --------   -------   ----------
Net increase         46,064   $525,503   151,673   $1,483,466
                     ======   ========   =======   ==========

CLASS A:             SHARES     AMOUNT     SHARES     AMOUNT
                   -------------------------------------------
Shares issued       114,296  $1,329,008   10,340     $86,610
Shares redeemed     (18,192)   (199,694)     (26)       (210)
                    -------  ----------   ------     -------
Net increase         96,104  $1,129,314   10,314     $86,400
                    =======  ==========   ======     =======

CLASS B:             SHARES     AMOUNT  SHARES      AMOUNT
                   -------------------------------------------
Shares issued         3,061    $33,315   1,000     $10,000
                      -----    -------   -----     -------
Net increase          3,061    $33,315   1,000     $10,000
                      =====    =======   =====     =======

CLASS C:             SHARES     AMOUNT  SHARES     AMOUNT
                   -------------------------------------------
Shares issued        38,004   $443,061   2,334     $20,238
                     ------   --------   -----     -------
Net increase         38,004   $443,061   2,334     $20,238
                     ======   ========   =====     =======


                    FOR THE PERIOD ENDED
                       MARCH 31, 2004
CLASS R:             SHARES     AMOUNT
                 ------------------------
Shares issued          813     $10,000
                       ---     -------
Net increase           813     $10,000
                       ===     =======

4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:
Management fees are paid to AFBA 5Star Investment Management Company ("AFBA") at the rate of 0.80% per annum of the average daily net asset values of the Fund. AFBA employs at its own expense Kornitzer Capital Management ("KCM") to assist in the investment counseling function for the Funds. AFBA pays KCM a fee of one third of one percent (0.33%) for this service. For the year ended March 31, 2004, KCM received $132,403, $65,770, $91,508, $120,674, $13,946, $45,496 and
$7,798 for the Balanced, Large Cap, High Yield, USA Global, Science & Technology, Small Cap and Mid Cap Funds, respectively.

During the year ended March 31, 2004, AFBA had contractually agreed to pay, for all classes, certain expenses of the Balanced and High Yield Funds such that the total annual operating expenses of a Fund would not exceed 1.08% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2005 and may terminate thereafter. During the period ended July 31, 2003, AFBA had contractually agreed to pay certain expenses of the Science & Technology, Small Cap and Mid Cap Funds such that the total annual operating expenses of the Funds would not exceed 1.08% (excluding 12b-1 fees) of their average daily net assets. Effective August 1, 2003, AFBA had contractually agreed to pay certain expenses of the Science & Technology, Small Cap and Mid Cap Funds such that the total annual operating expenses would not exceed 1.28% (excluding 12b-1 fees) of their average daily net assets. This agreement continues through July 31, 2005 and may terminate thereafter. During the period ended March 26, 2004, AFBA had contractually agreed to pay certain expenses of the Large Cap and USA Global Funds such that the total annual operating expenses would not exceed 1.08% (excluding 12b-1 fees) of their average daily net assets. Effective March 27, 2004, AFBA has contractually agreed to pay certain expenses of the Large Cap and USA Global Funds such that the total annual operating expenses will not exceed 1.28% (excluding 12b-1 fees) of either Fund's average daily net assets. This agreement continues through July 31, 2005 and may terminate thereafter. In order to maintain these this expense limitations for the year ended March 31, 2004, AFBA has reimbursed the Large Cap, High Yield, Science & Technology, Small Cap and Mid Cap Funds for expenses in the amount of $114,946, $96,740, $155,735, $95,543, and $159,667, respectively.

When a Fund's assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, AFBA may seek to recoup amounts it waived or

--------------------------------------------------------------------------------

expenses that it paid. AFBA will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. AFBA shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The table below indicates the total amount of fees waived and/or expenses borne by AFBA during the last three years ended March 31, 2004 and is therefore currently eligible for recoupment by AFBA assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation target:

     Balanced Fund                   $757,360
     Large Cap Fund                   731,063
     High Yield Fund                  732,977
     USA Global Fund                  808,863
     Science & Technology Fund        355,282
     Small Cap Fund                   394,004
     Mid Cap Fund                     241,068

The table below indicates the amount of advisory fees waived for the year ended March 31, 2004:

     Balanced Fund                   $292,862
     Large Cap Fund                   159,087
     High Yield Fund                  214,328
     USA Global Fund                  295,771
     Science & Technology Fund         33,726
     Small Cap Fund                   110,043
     Mid Cap Fund                      18,868

PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of administration fees waived for the year ended March 31, 2004:

     Balanced Fund                    $56,121
     Large Cap Fund                    56,121
     High Yield Fund                   56,121
     USA Global Fund                   56,121
     Science & Technology Fund         56,121
     Small Cap Fund                    56,121
     Mid Cap Fund                      56,121

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of transfer agent fees waived for the year ended March 31, 2004:

     Balanced Fund                   $108,382
     Large Cap Fund                   110,074
     High Yield Fund                   99,408
     USA Global Fund                  110,160
     Science & Technology Fund        145,339
     Small Cap Fund                   131,854
     Mid Cap Fund                     145,525

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement.

The Funds have adopted a Shareholder Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in the connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.75% of each Fund's average daily net assets for Class A shares, up to 1.00% of each Fund's average daily net assets for Class B and C shares and up to 0.50% of each Fund's average daily net assets for Class R shares.

NOTES TO FINANCIAL
STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
The tables below indicate these expenses by specific classes for the year ended March 31, 2004:

                                   12B-1 FEES
--------------------------------------------------------
FUND                    CLASS B     CLASS C    CLASS R
--------------------------------------------------------

Balanced                $ 1,655     $ 6,531         $4
Large Cap                   301         536          4
High Yield               10,937      46,879          4
USA Global                  118       1,383          4
Science & Technology        305         685          4
Small Cap                 3,145      17,368          4
Mid Cap                     186         929          4

                            SHAREHOLDER SERVICE FEES
-----------------------------------------------------------
FUND                 CLASS A   CLASS B  CLASS C   CLASS R
-----------------------------------------------------------

Balanced              $2,869      $552   $2,177        $2
Large Cap                592       100      179         2
High Yield            19,561     3,646   15,626         2
USA Global               651        39      461         2
Science & Technology     253       102      228         2
Small Cap             14,642     1,048    5,789         2
Mid Cap                1,046        62      309         2

5. INVESTMENT TRANSACTIONS:
Investment transactions for the year ended March 31, 2004 (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

   BALANCED FUND
     Purchases.......................$23,773,533
     Proceeds from sales..............15,476,433

   LARGE CAP FUND
     Purchases........................$7,665,231
     Proceeds from sales...............8,315,306

    HIGH YIELD FUND
     Purchases.......................$14,019,176
     Proceeds from sales...............8,563,750

   USA GLOBAL FUND
     Purchases........................$8,212,383
     Proceeds from sales..............10,658,484

   SCIENCE & TECHNOLOGY FUND
     Purchases........................$2,659,150
     Proceeds from sales...............1,758,635

   SMALL CAP FUND
     Purchases.......................$19,270,668
     Proceeds from sales...............2,773,049

   MID CAP FUND
     Purchases........................$2,390,757
     Proceeds from sales.................536,943

6. FEDERAL INCOME TAX INFORMATION:
No provision for Federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because Federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Distributions during the year ended March 31, 2004 were characterized as follows for tax purposes:

                         ORDINARY             LONG TERM
FUND                       INCOME          CAPITAL GAIN
--------------------------------------------------------------------------------
Balanced                $1,670,356            $     --
Large Cap                   28,917                  --
High Yield               1,019,337                  --
Small Cap                       --              70,256

--------------------------------------------------------------------------------

The tax character of net assets at March 31, 2004 were as follows:

                                              UNDISTRIBUTED
                                                   ORDINARY
                     UNREALIZED    UNREALIZED        INCOME
FUND               APPRECIATION  DEPRECIATION        (LOSS)
--------------------------------------------------------------------------------
Balanced             $6,142,127  $(2,234,959)     $(48,575)
Large Cap             2,988,890   (1,295,359)            --
High Yield            2,771,947     (493,531)      (21,021)
USA Global            6,801,863   (4,995,083)        11,185
Science & Technology  1,276,828     (233,475)            --
Small Cap             5,132,362     (205,669)            --
Mid Cap                 740,353      (59,135)           154

                  UNDISTRIBUTED/
                     ACCUMULATED     PAID-IN
FUND         CAPITAL GAIN (LOSS)     CAPITAL   NET ASSETS
--------------------------------------------------------------------------------
Balanced            $(3,002,774) $46,187,117  $47,042,936
Large Cap            (2,024,635)  22,489,198   22,158,094
High Yield              (32,511)  29,223,163   31,448,047
USA Global           (3,132,170)  44,303,931   42,989,726
Science & Technology    (27,334)   4,897,537    5,913,556
Small Cap                 67,142  28,866,255   33,860,090
Mid Cap                   37,725   3,734,496    4,453,593

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2004, Science and Technology Fund deferred $37,817 in capital losses. For the fiscal year ended March 31, 2004, the Funds had no deferred currency losses.

Further, the Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the Funds had capital loss carryovers at March 31, 2004 as follows:

                     BALANCED  LARGE CAP   HIGH YIELD    USA GLOBAL
DATE OF EXPIRATION       FUND       FUND         FUND          FUND
--------------------------------------------------------------------------------
2009               $   65,097  $       --     $    --    $       --
2010                   23,003     304,057          --       664,107
2011                  979,049   1,113,721      32,511     2,311,174
2012                1,935,625     606,857          --       156,889
                   ----------  ----------     -------    ----------
Total              $3,002,774  $2,024,635     $32,511    $3,132,170
                   ==========  ==========     =======    ==========

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2004, the Fund recorded the following permanent reclassifications, with offsetting adjustments made to paid-in-capital. Results of operations and net assets were not affected by these reclassifications:

                       UNDISTRIBUTED      NET REALIZED
                      NETINVESTMENT        GAIN (LOSS)
FUND                   INCOME (LOSS)    ON INVESTMENTS
--------------------------------------------------------------------------------
Large Cap                    $17,599         $      --
Science & Technology          34,523           (5,589)
Small Cap                    154,438          (40,199)
Mid Cap                       20,054          (20,054)

As of March 31, 2004, the cost of securities for Federal income tax purposes were as follows:

FUND                                             TAX COST
--------------------------------------------------------------------------------
Balanced                                      $42,533,962
Large Cap                                      20,447,502
High Yield                                     28,243,661
USA Global                                     41,169,963
Science & Technology                            4,809,812
Small Cap                                      31,365,640
Mid Cap                                         3,845,472

7. CONCENTRATION OF OWNERSHIP
At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

NOTES TO FINANCIAL
STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------

At March 31, 2004, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

                                                 % OF
                                NUMBER OF     OUTSTANDING
SHARE CLASS                   SHAREHOLDERS      SHARES
--------------------------------------------------------------------------------
Balanced Fund Class I               1              90
Balanced Fund Class B               1              34
Balanced Fund Class R               1             100
Large Cap Fund Class I              1              65
Large Cap Fund Class B              1              25
Large Cap Fund Class C              1              23
Large Cap Fund Class R              1             100
High Yield Fund Class I             1              73
High Yield Fund Class A             1              22
High Yield Fund Class R             1             100
USA Global Fund Class I             1              78
USA Global Fund Class B             3              80
USA Global Fund Class R             1             100
Science & Technology Fund Class I   1              47
Science & Technology Fund Class A   1              22
Science & Technology Fund Class R   1             100
Small Cap Fund Class I              2              65
Small Cap Fund Class A              1              28
Small Cap Fund Class R              1             100
Mid Cap Fund Class I                2              73
Mid Cap Fund Class B                1              25
Mid Cap Fund Class R                1             100

--------------------------------------------------------------------------------


TAX INFORMATION

CAPITAL GAIN DISTRIBUTIONS (UNAUDITED):

The following Fund made a capital gain distribution during the fiscal year ended March 31, 2004:

                              LONG-TERM
                            CAPITAL GAIN
FUND                      20%            15%
--------------------------------------------------
Small Cap                $--           $70,256

QUALIFIED DIVIDEND INCOME (UNAUDITED):

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2004, are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates in 2004:

                               QUALIFIED DIVIDEND
FUND                               PERCENTAGE
--------------------------------------------------
Balanced                               33.37%
Large Cap                             100.00%
High Yield                              9.80%

FINANCIAL HIGHLIGHTS
BALANCED FUND


                                                                                         CLASS I
---------------------------------------------------------------------------------------------------------------------



CONDENSED DATA FOR A SHARE OF CAPITAL STOCK
OUTSTANDING THROUGHOUT THE PERIOD                                   2004     2003      2002       2001      2000+
---------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................. $ 9.14  $ 11.34    $10.91     $11.49    $10.22
                                                                   ------  -------    ------     ------    ------
Income from investment operations:
       Net investment income .....................................   0.45     0.29      0.35       0.34      0.41
       Net gain (loss) on securities (both realized and
         unrealized) .............................................   2.23    (2.18)     0.43      (0.45)     1.32
                                                                   ------  -------    ------     ------    ------
   Total from investment operations. .............................   2.68    (1.89)     0.78      (0.11)     1.73
                                                                   ------  -------    ------     ------    ------
   Less distributions:
       Dividends from net investment income ......................  (0.45)   (0.31)    (0.35)     (0.35)    (0.43)
       Distributions from capital gains ..........................     --       --        --      (0.12)    (0.03)
                                                                   ------  -------    ------     ------    ------
   Total distributions ...........................................  (0.45)   (0.31)    (0.35)     (0.47)    (0.46)
                                                                   ------  -------    ------     ------    ------
Net asset value, end of period ................................... $11.37  $  9.14    $11.34     $10.91    $11.49
                                                                   ======  =======    ======     ======    ======
Total return* ....................................................  29.61%  (16.71%)    7.28%     (0.98%)   17.39%
                                                                   ======  =======    ======     ======    ======


Ratios/Supplemental Data

Net assets, end of period (in millions) .......................... $   42  $    32    $   38     $   35    $    8
Ratio of expenses to average net assets** ........................   1.08%    1.08%     1.08%      1.06%     1.08%
Ratio of net investment income to average net assets** ...........   4.18%    3.06%     3.06%      4.05%     4.01%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...............   2.22%    2.42%     1.74%      1.10%     1.19%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and waivers** ........   3.04%    1.72%     2.40%      4.01%     3.90%
Portfolio turnover rate ..........................................     43%      33%       17%        28%       44%



                                                                           CLASS A                         CLASS B
----------------------------------------------------------------------------------------------------------------------------------

                                                                 YEAR       YEAR     FOR THE      YEAR      YEAR       FOR THE
                                                                 ENDED     ENDED   PERIOD ENDED   ENDED     ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     MARCH 31, MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                 2004      2003      2002***      2004      2003       2002***
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................   $ 9.30    $ 11.45    $  9.60      $ 9.23   $ 11.41      $ 9.60
                                                                 ------    -------    -------      ------   -------      ------
Income from investment operations:
       Net investment income .................................     0.32       0.25       0.13        0.28      0.18        0.13
       Net gain (loss) on securities (both realized and
         unrealized) .........................................     2.39      (2.14)      1.85        2.33     (2.18)       1.81
                                                                 ------    -------    -------      ------   -------      ------
   Total from investment operations. .........................     2.71      (1.89)      1.98        2.61     (2.00)       1.94
                                                                 ------    -------    -------      ------   -------      ------
   Less distributions:
       Dividends from net investment income ..................    (0.32)     (0.26)     (0.13)      (0.28)    (0.18)      (0.13)
       Distributions from capital gains ......................       --         --         --          --        --          --
                                                                 ------    -------    -------      ------   -------      ------
   Total distributions .......................................    (0.32)     (0.26)     (0.13)      (0.28)    (0.18)      (0.13)
                                                                 ------    -------    -------      ------   -------      ------
Net asset value, end of period ...............................   $11.69    $  9.30    $ 11.45      $11.56   $  9.23      $11.41
                                                                 ======    =======    =======      ======   =======      ======
Total return* ................................................    29.32%    (16.49%)    20.60%      28.40%   (17.51%)     20.17%
                                                                 ======    =======    =======      ======   =======      ======


Ratios/Supplemental Data

Net assets, end of period (in millions) ......................   $    3    $  0.08     $ 0.04      $ 0.34   $  0.04      $ 0.01
Ratio of expenses to average net assets** ....................     1.33%      1.33%      1.33%       2.08%     2.08%       2.08%
Ratio of net investment income to average net assets** .......     3.97%      2.88%      2.88%       3.19%     2.28%       2.19%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........     2.46%      2.72%      1.87%       3.20%     3.49%       3.17%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and waivers** ....      2.84%      1.49%      2.34%       2.07%     0.87%       1.10%
Portfolio turnover rate ......................................        43%        33%        17%         43%       33%         17%


                                                                                CLASS C                     CLASS R
--------------------------------------------------------------------------------------------------------------------

                                                                       YEAR       YEAR     FOR THE         FOR THE
                                                                       ENDED      ENDED  PERIOD ENDED    PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                          MARCH 31,  MARCH 31,  MARCH 31,       MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                      2004       2003      2002***          2004#
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .............................    $  9.23    $ 11.41     $ 9.60          $11.36
                                                                      -------    -------     ------          ------
Income from investment operations:
       Net investment income .....................................       0.26       0.18       0.13            0.05
       Net gain (loss) on securities (both realized and
         unrealized) .............................................       2.34      (2.18)      1.81           (0.11)
                                                                      -------    -------     ------          ------
   Total from investment operations. .............................       2.60      (2.00)      1.94           (0.06)
                                                                      -------    -------     ------          ------
   Less distributions:
       Dividends from net investment income ......................      (0.26)     (0.18)     (0.13)          (0.05)
       Distributions from capital gains ..........................         --         --         --              --
                                                                      -------    -------     ------          ------
   Total distributions ...........................................      (0.26)     (0.18)     (0.13)          (0.05)
                                                                      -------    -------     ------          ------
Net asset value, end of period ...................................     $11.57    $  9.23     $11.41          $11.25
                                                                      =======    =======     ======          ======
Total return* ....................................................      28.31%    (17.53%)    20.17%          (0.57%)
                                                                      =======    =======     ======          ======


Ratios/Supplemental Data

Net assets, end of period (in millions) ..........................     $    2    $  0.05     $ 0.01          $ 0.01
Ratio of expenses to average net assets** ........................       2.08%      2.08%      2.08%           1.58%
Ratio of net investment income to average net assets** ...........       3.23%      2.22%      2.19%           3.82%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...............       3.20%      3.47%      3.17%           2.50%
Ratio of net investment income to average net assets
   before contractual expense reimbursement and waivers** ........       2.11%      0.83%      1.10%           2.89%
Portfolio turnover rate ..........................................         43%        33%        17%            43%




+ PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 WERE AUDITED BY OTHER INDEPENDENT ACCOUNTANTS.
*   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B, & C SHARES BEGAN SEPTEMBER 24, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54 & 55

FINANCIAL HIGHLIGHTS
LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                     CLASS I
-------------------------------------------------------------------------------------------------------------------

                                                                              YEAR ENDED MARCH 31,
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK
OUTSTANDING THROUGHOUT THE PERIOD                                   2004     2003      2002       2001      2000+
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................  $ 8.94  $ 13.00    $12.76     $14.76    $11.54
                                                                   ------  -------    ------     ------    ------
   Income from investment operations:
       Net investment income (loss) .............................   (0.03)    0.02     (0.03)      0.03      0.02
       Net gain (loss) on securities (both realized and
         unrealized) ............................................    3.66    (4.08)      0.27     (1.43)     3.23
                                                                   ------  -------    ------     ------    ------
   Total from investment operations .............................    3.63    (4.06)     0.24      (1.40)     3.25
                                                                   ------  -------    ------     ------    ------
   Less distributions:
       Dividends from net investment income .....................   (0.02)      --        --      (0.02)    (0.03)
       Distributions from capital gains .........................      --       --        --      (0.31)       --
       Return of capital ........................................      --       --        --      (0.27)       --
                                                                   ------  -------    ------     ------    ------
   Total distributions ..........................................   (0.02)      --        --      (0.60)    (0.03)
                                                                   ------  -------    ------     ------    ------
Net asset value, end of period ..................................  $12.55  $  8.94    $13.00     $12.76    $14.76
                                                                   ======  =======    ======     ======    ======
Total return* ...................................................   40.60%  (31.23%)    1.88%     (9.97%)   28.22%
                                                                   ======  =======    ======     ======    ======

Ratios/Supplemental Data

Net assets, end of period (in millions). ........................  $   22  $    15    $    22    $   20    $   13
Ratio of expenses to average net assets** .......................    1.08%    1.08%     1.08%      1.06%     1.08%
Ratio of net investment income (loss) to average net assets**. ..   (0.08%)   0.18%    (0.21%)     0.14%     0.15%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..............    3.29%    3.63%     2.25%      1.09%     1.13%
Ratio of net investment income (loss) to average net assets
   before contractual expense reimbursement and waivers** .......   (2.29%)  (2.37%)   (1.38%)     0.11%     0.10%
Portfolio turnover rate .........................................     45%       13%       11%       29%        31%



FINANCIAL HIGHLIGHTS
LARGE CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS A                           CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR       YEAR     FOR THE       YEAR       YEAR     FOR THE
                                                                 ENDED      ENDED  PERIOD ENDED     ENDED      ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    MARCH 31,  MARCH 31,  MARCH 31,    MARCH 31,  MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                 2004       2003      2002***       2004      2003       2002***
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................  $  8.91     $12.99     $10.53      $  8.80   $ 12.93      $10.53
                                                                 -------     ------     ------      -------   -------      ------
   Income from investment operations:
       Net investment income (loss) ...........................    (0.03)        --      (0.02)       (0.05)    (0.08)      (0.06)
       Net gain (loss) on securities (both realized and
         unrealized) ..........................................     3.62      (4.08)      2.48         3.51     (4.05)       2.46
                                                                 -------     ------     ------      -------   -------      ------
   Total from investment operations ...........................     3.59      (4.08)      2.46         3.46     (4.13)       2.40
                                                                 -------     ------     ------      -------   -------      ------
   Less distributions:
       Dividends from net investment income ...................       --         --         --           --        --          --
       Distributions from capital gains .......................       --         --         --           --        --          --
       Return of capital ......................................       --         --         --           --        --          --
                                                                 -------     ------     ------      -------   -------      ------
   Total distributions ........................................       --         --         --           --        --          --
                                                                 -------     ------     ------      -------   -------      ------
Net asset value, end of period ................................  $ 12.50     $ 8.91     $12.99      $ 12.26   $  8.80      $12.93
                                                                 =======     ======     ======      =======   =======      ======
Total return* .................................................    40.29%    (31.41%)    23.36%       39.32%   (31.94%)     22.79%
                                                                 =======     ======     ======      =======   =======      ======

Ratios/Supplemental Data

Net assets, end of period (in millions). ......................  $  0.37     $ 0.12     $ 0.07       $ 0.06   $  0.02      $ 0.02
Ratio of expenses to average net assets** .....................     1.33%      1.33%      1.33%        2.08%     2.08%       2.08%
Ratio of net investment income (loss) to average net assets**.     (0.36%)    (0.05%)    (0.49%)      (1.07%)   (0.82%)     (1.24%)
   (0.28%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ............     3.52%      3.93%      2.97%        4.29%     4.65%       3.94%
Ratio of net investment income (loss) to average net assets
   before contractual expense reimbursement and waivers** .....    (2.55%)    (2.65%)    (2.13%)      (3.28%)   (3.39%)     (3.10%)
Portfolio turnover rate .......................................       45%        13%        11%          45%       13%         11%


FINANCIAL HIGHLIGHTS
LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------
                                                                               CLASS C                    CLASS R
------------------------------------------------------------------------------------------------------------------
                                                                     YEAR       YEAR      FOR THE         FOR THE
                                                                     ENDED      ENDE D  PERIOD ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                        MARCH 31,  MARCH 31,   MARCH 31,      MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                     2004       2003      2002***         2004#
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................   $  8.81    $ 12.93     $10.53          $12.72
                                                                    -------    -------     ------          ------
   Income from investment operations:
       Net investment income (loss) .............................        --      (0.08)     (0.08)             --
       Net gain (loss) on securities (both realized and
         unrealized) ............................................      3.45      (4.04)      2.48           (0.42)
                                                                    -------    -------     ------          ------
   Total from investment operations .............................      3.45      (4.12)      2.40           (0.42)
                                                                    -------    -------     ------          ------
   Less distributions:
       Dividends from net investment income .....................        --         --         --              --
       Distributions from capital gains .........................        --         --         --              --
       Return of capital ........................................        --         --         --              --
                                                                    -------    -------     ------          ------
   Total distributions ..........................................        --         --         --              --
                                                                    -------    -------     ------          ------
Net asset value, end of period ..................................   $ 12.26    $  8.81     $12.93          $12.30
                                                                    =======    =======     ======          ======
Total return* ...................................................     39.16%    (31.86%)    22.79%          (3.30%)
                                                                    =======    =======     ======          ======

Ratios/Supplemental Data

Net assets, end of period (in millions). ........................    $ 0.18    $  0.03     $ 0.01          $ 0.01
Ratio of expenses to average net assets** .......................      2.09%      2.08%      2.08%           1.61%
Ratio of net investment income (loss) to average net assets**. ..     (1.11%)    (0.83%)    (1.20%)         (0.28%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..............      4.27%      4.66%      3.95%           3.22%
Ratio of net investment income (loss) to average net assets
   before contractual expense reimbursement and waivers** .......     (3.29%)    (3.41%)    (3.07%)         (1.90%)
Portfolio turnover rate .........................................        45%        13%        11%             45%





+ PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 WERE AUDITED BY OTHER INDEPENDENT ACCOUNTANTS.
*   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B & C SHARES BEGAN SEPTEMBER 24, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56 & 57

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------
                                                                                         CLASS I
--------------------------------------------------------------------------------------------------------------------


CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                 YEAR ENDED MACH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   2004     2003      2002       2001      2000+
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................  $ 8.04   $ 8.26    $ 8.81    $  8.72    $ 9.12
                                                                   ------  -------    ------     ------    ------
Income from investment operations:
       Net investment income ....................................    0.37     0.54      0.76       0.84      0.80
       Net gain (loss) on securities (both realized
         unrealized) ............................................    1.20    (0.23)    (0.41)      0.27     (0.42)
                                                                   ------  -------    ------     ------    ------
   Total from investment operations .............................    1.57     0.31      0.35       1.11      0.38
                                                                   ------  -------    ------     ------    ------
   Less distributions:
       Dividends from net investment income .....................   (0.38)   (0.53)    (0.79)     (0.87)    (0.78)
       Distributions from capital gains. ........................      --       --     (0.02)     (0.15)       --
       Return of capital ........................................      --       --     (0.09)        --        --
                                                                   ------  -------    ------     ------    ------
   Total distributions ..........................................   (0.38)   (0.53)    (0.90)     (1.02)    (0.78)
                                                                   ------  -------    ------     ------    ------
Net asset value, end of period ..................................  $ 9.23   $ 8.04    $ 8.26     $ 8.81    $ 8.72
                                                                   ======  =======    ======     ======    ======
Total return* ...................................................   19.80%    4.11%     4.18%     13.49%     4.28%
                                                                   ======  =======    ======     ======    ======

Ratios/Supplemental Data

Net assets, end of period (in millions) .........................  $   12   $   10    $    9     $    8    $    5
Ratio of expenses to average net assets** .......................    1.08%    1.08%     1.08%      1.06%     1.08%
Ratio of net investment income to average net assets** ..........    4.20%    6.72%     8.82%     10.55%     9.27%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..............    2.82%    4.57%     3.68%      1.19%     1.26%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ..............    2.46%    3.23%     6.22%     10.42%     9.09%
Portfolio turnover rate. ........................................      44%     .36%      .34%       .36%      .34%


FINANCIAL HIGHLIGHTS
HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS A                          CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR       YEAR     FOR THE      YEAR       YEAR     FOR THE
                                                                 ENDED      ENDED  PERIOD ENDED   ENDED      ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                    MARCH 31,  MARCH 31,  MARCH 31,   MARCH 31,  MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                 2004       2003      2002***      2004      2003       2002***
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................  $ 8.57     $ 8.68     $ 8.55     $  8.44    $ 8.54     $  8.55
                                                                ------     ------     ------     -------   -------      ------
Income from investment operations:
       Net investment income .................................    0.37       0.43       0.24        0.28      0.36        0.29
       Net gain (loss) on securities (both realized
         unrealized) .........................................    1.28      (0.11)      0.16        1.27     (0.11)       0.07
                                                                ------     ------     ------     -------   -------      ------
   Total from investment operations ..........................    1.65       0.32       0.40        1.55      0.25        0.36
                                                                ------     ------     ------     -------   -------      ------
   Less distributions:
       Dividends from net investment income ..................   (0.36)     (0.43)     (0.24)      (0.28)    (0.35)      (0.29)
       Distributions from capital gains. .....................      --         --      (0.01)         --        --       (0.01)
       Return of capital .....................................      --         --      (0.02)         --        --       (0.07)
                                                                ------     ------     ------     -------   -------      ------
   Total distributions .......................................   (0.36)     (0.43)     (0.27)      (0.28)    (0.35)      (0.37)
                                                                ------     ------     ------     -------   -------      ------
Net asset value, end of period ...............................  $ 9.86     $ 8.57     $ 8.68     $  9.71    $ 8.44     $  8.54
                                                                ======     ======     ======     =======   =======      ======
Total return* ................................................   19.54%      3.92%      4.64%      18.61%     3.17%       4.29%
                                                                ======     ======     ======     =======   =======      ======

Ratios/Supplemental Data

Net assets, end of period (in millions) ......................  $    9     $    4     $ 0.11     $     2    $ 0.63     $  0.02
Ratio of expenses to average net assets** ....................    1.33%      1.33%      1.33%       2.08%     2.08%       2.07%
Ratio of net investment income to average net assets** .......    3.90%      6.10%      8.39%       3.10%     5.60%       7.91%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...........    3.06%      4.61%      4.71%       3.83%     5.47%       5.84%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ...........    2.17%      2.82%      5.01%       1.35%     2.21%       4.14%
Portfolio turnover rate. .....................................      44%        36%        34%         44%       36%         34%


FINANCIAL HIGHLIGHTS
HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS C                    CLASS R
--------------------------------------------------------------------------------------------------------------------
                                                                       YEAR       YEAR     FOR THE         FOR THE
                                                                       ENDED      ENDED  PERIOD ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                          MARCH 31, MARCH 31,   MARCH 31,      MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                       2004       2003      2002***         2004#
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................    $ 8.34    $  8.48     $ 8.55          $ 9.06
                                                                    -------    -------     ------          ------
Income from investment operations:
       Net investment income ....................................      0.28       0.40       0.35            0.04
       Net gain (loss) on securities (both realized
         unrealized) ............................................      1.26      (0.15)      0.01            0.02
                                                                    -------    -------     ------          ------
   Total from investment operations .............................      1.54       0.25       0.36            0.06
                                                                    -------    -------     ------          ------
   Less distributions:
       Dividends from net investment income .....................     (0.28)     (0.39)     (0.35)          (0.03)
       Distributions from capital gains. ........................        --         --      (0.01)             --
       Return of capital ........................................        --         --      (0.07)             --
                                                                    -------    -------     ------          ------
   Total distributions ..........................................     (0.28)     (0.39)     (0.43)          (0.03)
                                                                    -------    -------     ------          ------
Net asset value, end of period ..................................    $ 9.60    $  8.34     $ 8.48          $ 9.09
                                                                    =======    =======     ======          ======
Total return* ...................................................     18.73%      3.11%      4.29%           0.65%
                                                                    =======    =======     ======          ======

Ratios/Supplemental Data

Net assets, end of period (in millions) .........................      $  8    $     3     $ 0.01          $ 0.01
Ratio of expenses to average net assets** .......................      2.08%      2.08%      2.08%           1.58%
Ratio of net investment income to average net assets** ..........      3.14%      5.29%      7.82%           3.41%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..............      3.82%      5.33%      5.89%           3.15%
Ratio of net investment income to average net assets before
   contractual expense reimbursement and waivers** ..............      1.40%      2.04%      4.01%           1.85%
Portfolio turnover rate. ........................................        44%        36%        34%             44%


+ PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 WERE AUDITED BY OTHER INDEPENDENT ACCOUNTANTS.
*   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B & C SHARES BEGAN SEPTEMBER 24, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58 & 59

FINANCIAL HIGHLIGHTS
USA GLOBAL FUND
--------------------------------------------------------------------------------------------------------------------
                                                                                     CLASS I
--------------------------------------------------------------------------------------------------------------------


CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                   YEARS ENDED MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   2004     2003      2002       2001      2000+
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................. $ 9.54   $14.23    $13.08     $16.90    $11.06
                                                                   ------  -------    ------     ------    ------
   Income from investment operations:
       Net investment income (loss) ..............................     --    (0.02)    (0.06)      0.01      0.01
       Net gain (loss) on securities (both realized and
         unrealized) .............................................   4.63    (4.67)     1.21      (3.22)     5.86
                                                                   ------  -------    ------     ------    ------
   Total from investment operations ..............................   4.63    (4.69)     1.15      (3.21)     5.87
                                                                   ------  -------    ------     ------    ------
   Less distributions:
       Dividends from net investment income ......................     --       --        --         --     (0.03)
       Distributions from capital gains ..........................     --       --        --      (0.55)       --
       Return of capital .........................................     --       --        --      (0.06)       --
                                                                   ------  -------    ------     ------    ------
   Total distributions ...........................................     --       --        --      (0.61)    (0.03)
                                                                   ------  -------    ------     ------    ------
Net asset value, end of period ................................... $14.17   $ 9.54    $14.23     $13.08    $16.90
                                                                   ======  =======    ======     ======    ======
Total return* ....................................................  48.53%  (32.96%)    8.79%    (19.34%)   53.11%
                                                                   ======  =======    ======     ======    ======

Ratios/Supplemental Data

Net assets, end of period (in millions). ......................... $   42   $   28    $   42     $   38  $     15
Ratio of expenses to average net assets** ........................   1.08%    1.08%     1.08%      1.06%     1.08%
Ratio of net investment income (loss) to average net assets** ....   0.04%   (0.19%)   (0.44%)    (0.08%)    0.03%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...............   2.32%    2.49%     1.73%      1.07%     1.13%
Ratio of net investment income (loss) to average net assets before
   contractual expense reimbursement and waivers** ...............  (1.20%)  (1.60%)   (1.09%)    (0.09%)   (0.02%)
Portfolio turnover rate. .........................................     23%      11%       13%        14%       36%



FINANCIAL HIGHLIGHTS
USA GLOBAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS A                           CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR       YEAR     FOR THE       YEAR       YEAR     FOR THE
                                                                  ENDED      ENDED  PERIOD ENDED    ENDED      ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                     MARCH 31,  MARCH 31,  MARCH 31,    MARCH 31,  MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                  2004       2003      2002***      2004       2003       2002***
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................  $ 9.51    $ 14.22     $11.07      $  9.40    $14.17      $11.07
                                                                 ------    -------     ------      -------   -------      ------
   Income from investment operations:
       Net investment income (loss) ...........................   (0.01)     (0.04)     (0.02)       (0.04)    (0.13)      (0.10)
       Net gain (loss) on securities (both realized and
         unrealized) ..........................................    4.58      (4.67)      3.17         4.46     (4.64)       3.20
                                                                 ------    -------     ------      -------   -------      ------
   Total from investment operations ...........................    4.57      (4.71)      3.15         4.42     (4.77)       3.10
                                                                 ------    -------     ------      -------   -------      ------
   Less distributions:
       Dividends from net investment income ...................      --         --         --           --        --          --
       Distributions from capital gains .......................      --         --         --           --        --          --
       Return of capital ......................................      --         --         --           --        --          --
                                                                 ------    -------     ------      -------   -------      ------
   Total distributions ........................................      --         --         --           --        --          --
                                                                 ------    -------     ------      -------   -------      ------
Net asset value, end of period ................................  $14.08    $  9.51     $14.22       $13.82   $  9.40      $14.17
                                                                 ======    =======     ======      =======   =======      ======
Total return* .................................................   48.05%    (33.12%)    28.46%       47.02%   (33.66%)     28.00%
                                                                 ======    =======     ======      =======   =======      ======

Ratios/Supplemental Data

Net assets, end of period (in millions). ......................  $ 0.57    $  0.10     $ 0.16      $  0.05   $  0.01     $  0.01
Ratio of expenses to average net assets** .....................    1.34%      1.33%      1.33%        2.09%     2.08%       2.08%
Ratio of net investment income (loss) to average net assets** .   (0.12%)    (0.46%)    (0.86%)      (0.88%)   (1.19%)     (1.46%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ............    2.53%      2.71%      2.29%        3.32%     3.50%       3.12%
Ratio of net investment income (loss) to average net assets
   before contractual expense reimbursement and waivers** .....   (1.31%)    (1.84%)    (1.82%)      (2.12%)   (2.61%)     (2.50%)
Portfolio turnover rate. ......................................      23%        11%        13%          23%       11%         13%



FINANCIAL HIGHLIGHTS
USA GLOBAL FUND
--------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS C                    CLASS R
--------------------------------------------------------------------------------------------------------------------
                                                                       YEAR       YEAR     FOR THE         FOR THE
                                                                       ENDED      ENDED  PERIOD ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                          MARCH 31, MARCH 31,   MARCH 31,      MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                       2004       2003      2002***         2004#
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................  $  9.40     $14.16     $11.07          $14.30
                                                                    -------    -------     ------          ------
   Income from investment operations:
       Net investment income (loss) ..............................    (0.05)     (0.10)     (0.09)             --
       Net gain (loss) on securities (both realized and
         unrealized) .............................................     4.47      (4.66)      3.18              --
                                                                    -------    -------     ------          ------
   Total from investment operations ..............................     4.42      (4.76)      3.09              --
                                                                    -------    -------     ------          ------
   Less distributions:
       Dividends from net investment income ......................       --         --         --           (0.37)
       Distributions from capital gains ..........................       --         --         --              --
       Return of capital .........................................       --         --         --              --
                                                                    -------    -------     ------          ------
   Total distributions ...........................................       --         --         --           (0.37)
                                                                    -------    -------     ------          ------
Net asset value, end of period ...................................   $13.82    $  9.40     $14.16          $13.93
                                                                    =======    =======     ======          ======
Total return* ....................................................    47.02%    (33.62%)    27.91%          (2.59%)
                                                                    =======    =======     ======          ======

Ratios/Supplemental Data

Net assets, end of period (in millions). .........................   $ 0.43    $  0.09     $ 0.01          $ 0.01
Ratio of expenses to average net assets** ........................     2.09%      2.08%      2.08%           1.61%
Ratio of net investment income (loss) to average net assets** ....    (0.90%)    (1.15%)    (1.46%)         (0.27%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...............     3.31%      3.56%      3.13%           2.51%
Ratio of net investment income (loss) to average net assets before
   contractual expense reimbursement and waivers** ...............    (2.12%)    (2.63%)    (2.51)          (1.17%)
Portfolio turnover rate. .........................................       23%        11%        13%             23%



+ PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000 WERE AUDITED BY OTHER INDEPENDENT ACCOUNTANTS.
*   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
**  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A, B & C SHARES BEGAN SEPTEMBER 24, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60 & 61

FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS I
-------------------------------------------------------------------------------------------------------------------
                                                                    YEAR             YEAR      FOR THE PERIOD
                                                                    ENDED            ENDED         ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                       MARCH 31,        MARCH 31,      MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   2004              2003          2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................. $  6.76          $ 11.38        $10.00
                                                                   -------          -------        ------
   Income from investment operations:
       Net investment loss .......................................   (0.08)           (0.04)        (0.03)
       Net gain (loss) on securities (both realized and
         unrealized) .............................................    5.81            (4.58)         1.41
                                                                   -------          -------        ------
   Total from investment operations. .............................    5.73            (4.62)         1.38
                                                                   -------          -------        ------
Net asset value, end of period ................................... $ 12.49          $  6.76        $11.38
                                                                   =======          =======        ======
Total return* ....................................................   84.76%          (40.60%)       13.80%
                                                                   =======          =======        ======

Ratios/Supplemental Data

Net assets, end of period (in millions) .......................... $     5          $     2        $    4
Ratio of expenses to average net assets**. .......................    1.23%            1.08%         1.08%
Ratio of net investment loss to average net assets** .............   (0.78%)          (0.60%)       (0.70%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ...............   10.53%           14.87%         6.37%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ...............  (10.08%)         (14.39%)       (5.99%)
Portfolio turnover rate. .........................................      44%              19%           05%




FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           CLASS A                             CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR       YEAR      FOR THE         YEAR       YEAR     FOR THE
                                                                ENDED      ENDED   PERIOD ENDED      ENDED      ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                   MARCH 31,  MARCH 31,   MARCH 31,     MARCH 31,  MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                2004       2003      2002***         2004      2003       2002***
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................   $ 6.74    $ 11.37       $10.00      $  6.67    $ 11.33      $10.00
                                                                ------    -------       ------      -------    -------      ------
   Income from investment operations:
       Net investment loss ..................................    (0.05)     (0.05)       (0.03)       (0.10)     (0.10)      (0.09)
       Net gain (loss) on securities (both realized and
         unrealized) ........................................     5.73      (4.58)        1.40         5.62      (4.56)       1.42
                                                                ------    -------       ------      -------    -------      ------
   Total from investment operations. ........................     5.68      (4.63)        1.37         5.52      (4.66)       1.33
                                                                ------    -------       ------      -------    -------      ------
Net asset value, end of period ..............................   $12.42    $  6.74       $11.37      $ 12.19    $  6.67      $11.33
                                                                ======    =======       ======      =======    =======      ======
Total return* ...............................................    84.27%    (40.72%)      13.70%       82.76%    (41.13%)     13.30%
                                                                ======    =======       ======      =======    =======      ======

Ratios/Supplemental Data

Net assets, end of period (in millions) .....................   $ 0.26    $  0.03       $ 0.02      $  0.09     $ 0.01      $ 0.01
Ratio of expenses to average net assets**. ..................     1.50%      1.33%        1.33%        2.26%      2.08%       2.08%
Ratio of net investment loss to average net assets** ........    (1.00%)    (0.84%)      (0.96%)      (1.77%)    (1.60%)     (1.71%
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..........    10.45%     15.72%        7.26%       11.17%     15.89%       9.49%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..........    (9.96%)   (15.23%)      (6.89%)     (10.68%)   (15.41%)     (9.12%
Portfolio turnover rate. ....................................       44%        19%           5%          44%        19%          5%




FINANCIAL HIGHLIGHTS
SCIENCE & TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------
                                                                              CLASS C                    CLASS R
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR       YEAR     FOR THE         FOR THE
                                                                    ENDED      ENDED  PERIOD ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                       MARCH 31,  MARCH 31,   MARCH 31,      MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                    2004       2003      2002***         2004#
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................  $  6.67    $ 11.33      $10.00       $10.00
                                                                   -------    -------      ------       ------
   Income from investment operations:
       Net investment loss ......................................    (0.04)     (0.12)      (0.09)       (0.02)
       Net gain (loss) on securities (both realized and
         unrealized) ............................................     5.56      (4.54)       1.42         0.11
                                                                   -------    -------      ------       ------
   Total from investment operations. ............................     5.52      (4.66)       1.33         0.09
                                                                   -------    -------      ------       ------
Net asset value, end of period ..................................  $ 12.19    $  6.67      $11.33       $12.39
                                                                   =======    =======      ======       ======
Total return* ...................................................    82.76%    (41.13%)     13.30%        0.73%
                                                                   =======    =======      ======       ======

Ratios/Supplemental Data

Net assets, end of period (in millions) .........................  $  0.45    $  0.01      $ 0.01       $ 0.01
Ratio of expenses to average net assets**. ......................     2.27%      2.08%       2.08%        1.78%
Ratio of net investment loss to average net assets** ............    (1.69%)    (1.61%)     (1.71%)      (1.12%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..............    10.83%     15.75%       9.49%        6.74%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..............   (10.25%)   (15.28%)     (9.12%)      (6.08%)
Portfolio turnover rate. ........................................       44%        19%         05%          44%


* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A,B,C & I SHARES BEGAN OCTOBER 12, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62 & 63

FINANCIAL HIGHLIGHTS
SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------
                                                                                   CLASS I
----------------------------------------------------------------------------------------------------------------
                                                                    YEAR            YEAR      FOR THE PERIOD
                                                                    ENDED           ENDED          ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                       MARCH 31,        MARCH 31,      MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                   2004              2003          2002
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................  $ 8.29          $ 12.62        $10.00
                                                                   ------          -------        ------
   Income from investment operations:
       Net investment loss ......................................   (0.09)           (0.02)        (0.03)
       Net gain (loss) on securities (both realized
         and unrealized) ........................................    7.03            (4.31)         2.65
                                                                   ------          -------        ------
   Total from investment operations .............................    6.94            (4.33)         2.62
                                                                   ------          -------        ------
   Less distributions:
       Dividends from realized gains ............................   (0.05)              --            --
                                                                   ------          -------        ------
   Total distributions ..........................................   (0.05               --            --
                                                                   ------          -------        ------
Net asset value, end of period ..................................  $15.18          $  8.29        $12.62
                                                                   ======          =======        ======
Total return* ...................................................   83.80%          (34.31%)       26.20%
                                                                   ======          =======        ======
Ratios/Supplemental Data

Net assets, end of period (in millions) .........................  $    7          $     3        $    4
Ratio of expenses to average net assets**. ......................    1.23%            1.08%         1.08%
Ratio of net investment loss to average net assets** ............   (0.80%)          (0.59%)       (0.60%)
   contractual expense reimbursement and waivers**. .............    4.31%            7.28%         6.06%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..............   (3.88%)          (6.79%)       (5.58%)
Portfolio turnover rate. ........................................      23%              26%            0%




FINANCIAL HIGHLIGHTS
SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS A                             CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR       YEAR     FOR THE         YEAR       YEAR     FOR THE
                                                               ENDED      ENDED  PERIOD ENDED      ENDED      ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                  MARCH 31,  MARCH 31,  MARCH 31,     MARCH 31,  MARCH 31,   MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                               2004       2003      2002***       2004        2003      2002***
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................... $  8.26    $ 12.60       $10.00       $ 8.17    $ 12.56      $10.00
                                                             -------    -------       ------       ------    -------      ------
   Income from investment operations:
       Net investment loss .................................   (0.05)     (0.08)       (0.02)       (0.15)     (0.12)      (0.03)
       Net gain (loss) on securities (both realized
         and unrealized) ...................................    6.92      (4.26)        2.62         6.85      (4.27)       2.59
                                                             -------    -------       ------       ------    -------      ------
   Total from investment operations ........................    6.87      (4.34)        2.60         6.70      (4.39)       2.56
                                                             -------    -------       ------       ------    -------      ------
   Less distributions:
       Dividends from realized gains .......................   (0.05)        --           --        (0.05)        --          --
                                                             -------    -------       ------       ------    -------      ------
   Total distributions .....................................   (0.05)        --           --        (0.05)        --          --
                                                             -------    -------       ------       ------    -------      ------
Net asset value, end of period ............................. $ 15.08    $  8.26       $12.60       $14.82    $  8.17      $12.56
                                                             =======    =======       ======       ======    =======      ======
Total return* ..............................................   83.26%    (34.44%)      26.00%       82.09%    (34.95%)     25.60%
                                                             =======    =======       ======       ======    =======      ======
Ratios/Supplemental Data

Net assets, end of period (in millions) .................... $    21    $     2      $  0.24       $ 0.74    $  0.18      $ 0.05
Ratio of expenses to average net assets**. .................    1.51%      1.33%        1.33%        2.25%      2.08%       2.08%
Ratio of net investment loss to average net assets** .......   (1.07%)    (0.83%)      (0.93%)      (1.81%)    (1.58%)     (1.60%)
   contractual expense reimbursement and waivers**. ........    4.24%     7.75%         6.85%        5.11%      8.44%       9.19%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** .........   (3.80%)    (7.25%)      (6.45%)      (4.67%)    (7.94%)     (8.71%)
Portfolio turnover rate. ...................................      23%        26%           0%          23%        26%          0%





FINANCIAL HIGHLIGHTS
SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------
                                                                              CLASS C                    CLASS R
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR       YEAR     FOR THE         FOR THE
                                                                    ENDED      ENDED  PERIOD ENDED   PERIOD ENDED
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                       MARCH 31,  MARCH 31,  MARCH 31,      MARCH 31,
OUTSTANDING THROUGHOUT THE PERIOD                                    2004       2003      2002***         2004#
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................ $  8.17    $ 12.56        $10.00       $14.68
                                                                  -------    -------        ------       ------
   Income from investment operations:
       Net investment loss ......................................   (0.13)     (0.12)        (0.01)       (0.02)
       Net gain (loss) on securities (both realized
         and unrealized) ........................................    6.83      (4.27)         2.57         0.40
                                                                  -------    -------        ------       ------
   Total from investment operations .............................    6.70      (4.39)         2.56         0.38
                                                                  -------    -------        ------       ------
   Less distributions:
       Dividends from realized gains ............................   (0.05)        --            --           --
                                                                  -------    -------        ------       ------
   Total distributions ..........................................   (0.05)        --            --           --
                                                                  -------    -------        ------       ------
Net asset value, end of period .................................. $ 14.82    $  8.17        $12.56       $15.06
                                                                  =======    =======        ======       ======
Total return* ...................................................   82.09%    (34.95%)       25.60%        2.59%
                                                                  =======    =======        ======       ======
Ratios/Supplemental Data

Net assets, end of period (in millions) ......................... $     5   $   0.32       $ 0.16       $ 0.01
Ratio of expenses to average net assets**. ......................    2.26%      2.08%         2.08%        1.78%
Ratio of net investment loss to average net assets** ............   (1.83%)    (1.58%)       (1.70%)      (1.40%)
   contractual expense reimbursement and waivers**. .............    4.95%      8.35%         9.62%        3.13%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..............   (4.52%)    (7.85%)       (9.24%)      (2.75%)
Portfolio turnover rate. ........................................      23%        26%            0%          23%


* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A,B,C & I SHARES BEGAN OCTOBER 15, 2001.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64 & 65

FINANCIAL HIGHLIGHTS
MID CAP FUND
--------------------------------------------------------------------------------

                                                                                               CLASS I
------------------------------------------------------------------------------------------------------------------------
                                                                                                          FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                       YEAR ENDED           PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                               MARCH 31, 2004       MARCH 31, 2003***
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................       $  7.77               $ 10.00
                                                                                    -------               -------

   INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss ..................................................         (0.07)                (0.04)
       Net gain (loss) on securities (both realized and unrealized) .........          5.10                 (2.19)
                                                                                    -------               -------
   Total from investment operations. ........................................          5.03                 (2.23)
                                                                                    -------               -------
Net asset value, end of period ..............................................       $ 12.80               $  7.77
                                                                                    =======               =======

Total return* ...............................................................         64.74%               (22.30%)
                                                                                    =======               =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .....................................       $     3               $     1
Ratio of expenses to average net assets** ...................................          1.23%                 1.08%
Ratio of net investment loss to average net assets** ........................         (0.74%)               (0.56%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..........................         17.78%                27.90%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..........................        (17.29%)              (27.38%)
Portfolio turnover rate .....................................................            22%                   11%


                                                                                             CLASS A
--------------------------------------------------------------------------------------------------------------------
                                                                                                      FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                       YEAR ENDED       PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                               MARCH 31, 2004   MARCH 31, 2003***
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................       $  7.75          $ 10.00
                                                                                    -------          -------

   INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss ..................................................         (0.04)           (0.03)
       Net gain (loss) on securities (both realized and unrealized) .........          5.03             (2.22)
                                                                                    -------          -------
   Total from investment operations. ........................................          4.99            (2.25)
                                                                                    -------          -------
Net asset value, end of period ..............................................       $ 12.74          $  7.75
                                                                                    =======          =======

Total return* ...............................................................         64.39%          (22.50%)
                                                                                    =======          =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .....................................       $     1          $  0.08
Ratio of expenses to average net assets** ...................................          1.51%            1.33%
Ratio of net investment loss to average net assets** ........................         (1.02%)          (0.83%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..........................         16.36%           29.57%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..........................        (15.87%)         (29.07%)
Portfolio turnover rate .....................................................            22%              11%



                                                                                               CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                         YEAR ENDED        PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                                 MARCH 31, 2004    MARCH 31, 2003***
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................        $  7.69            $ 10.00
                                                                                     -------            -------

   INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss ..................................................          (0.11)             (0.12)
       Net gain (loss) on securities (both realized and unrealized) .........           4.97              (2.19)
                                                                                     -------            -------
   Total from investment operations. ........................................           4.86              (2.31)
                                                                                     -------            -------
Net asset value, end of period ..............................................        $ 12.55            $  7.69
                                                                                     =======            =======

Total return* ...............................................................          63.20%            (23.10%)
                                                                                     =======            =======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) .....................................        $  0.05            $  0.01
Ratio of expenses to average net assets** ...................................           2.26%              2.08%
Ratio of net investment loss to average net assets** ........................          (1.77%)            (1.56%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ..........................          17.78%             28.71%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ..........................         (17.29%)           (28.19%)
Portfolio turnover rate .....................................................             22%               .11%



                                                                                     CLASS C                     CLASS R
------------------------------------------------------------------------------------------------------------------------------
                                                                                              FOR THE            FOR THE
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                YEAR ENDED       PERIOD ENDED       PERIOD ENDED
OUTSTANDING THROUGHOUT THE PERIOD                                        MARCH 31, 2004   MARCH 31, 2003***   MARCH 31, 2004#
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................................      $  7.69          $ 10.00             $12.30
                                                                             -------          -------             ------

   INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss ............................................        (0.05)           (0.09)             (0.02)
       Net gain (loss) on securities (both realized and unrealized) ...         4.91            (2.22)              0.44
                                                                             -------          -------             ------
   Total from investment operations. ..................................         4.86            (2.31)              0.42
                                                                             -------          -------             ------
Net asset value, end of period ........................................      $ 12.55          $  7.69             $12.72
                                                                             =======          =======             ======

Total return* .........................................................        63.20%          (23.10%)             3.42%
                                                                             =======          =======             ======
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ...............................      $  0.51          $  0.02             $ 0.01
Ratio of expenses to average net assets** .............................         2.27%            2.08%              1.78%
Ratio of net investment loss to average net assets** ..................        (1.77%)          (1.56%)            (1.25%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and waivers** ....................        16.60%           29.53%              8.07%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers** ....................       (16.10%)         (29.01%)            (7.54%)
Portfolio turnover rate ...............................................           22%              11%                22%



* TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
*** SALES OF CLASS A,B,C & I SHARES BEGAN MAY 1, 2002.
#   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



66 & 67

REPORT OF INDEPENDENT
AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of AFBA 5Star Fund, Inc. and Shareholders of AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star High Yield Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, AFBA 5Star USA Global Fund and AFBA 5Star Mid Cap Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA SStar High Yield Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, AFBA 5Star USA Global Fund and AFBA 5Star Mid Cap Fund (the funds comprising AFBA 5Star Fund, Inc., hereafter referred to as the "Fund") at March 31, 2004, the results of each of their operations for the period then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four fiscal periods then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year in the period ended March 31, 2000 were audited by other auditors, whose report dated April 28, 2000 expressed an unqualified opinion on those statements. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/S/PRICEWATERHOUSECOOPERS LLP


PricewaterhouseCoopers LLP
Baltimore, Maryland
May 6, 2004

MANAGEMENT OF AFBA
5STAR FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS. The Funds are managed by AFBA 5Star Investment Management Company (the "Manager") subject to the supervision and control of the Board of Directors of the Company. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company. The following table lists the officers and Directors of the Company, their birth dates, position, term of office and principal occupation. The address of each person listed below is 909 North Washington Street, Alexandria, Virginia 22314.


                                                                                             NUMBER OF
                                                                                           FUNDS IN FUND
                       POSITION(S)                                                            COMPLEX       OTHER TRUSTEESHIPS/
                      HELD WITH THE      TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      OVERSEEN BY        DIRECTORSHIP
NAME, BIRTHDATE          COMPANY       LENGTH OF TIME SERVED    DURING PAST 5 YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------

GENERAL MONROE W.     Director          Director since           Consultant to                   7         Trustee, ANSER
HATCH, JR., USAF                        January 1997. Shall      Industry on National                       Corporation
(RET.) (11/20/33)                       serve as Director        Security.                                  (non-profit research
                                        until his                                                           institute); Trustee,
                                        resignation, or                                                     College of
                                        until terminated or                                                 Aeronautics.
                                        until his successor
                                        is elected and
                                        qualified.

-----------------------------------------------------------------------------------------------------------------------------------

GENERAL LOUIS C.      Director          Director since          Private Consultant.              7          President, Army
WAGNER, JR., USA                        January 1997. Shall                                                 Retirement Resident
(RET.) (01/24/32)                       serve as Director                                                   Foundation-Potomac;
                                        until his                                                           President, Armed
                                        resignation, or                                                     Forces Retirement
                                        until terminated or                                                 Residence
                                        until his successor                                                 Corporation.
                                        is elected and
                                        qualified.

-----------------------------------------------------------------------------------------------------------------------------------

LIEUTENANT GENERAL    Director          Director since May       Partner, IBM                    7          Director Skybuilt
JOHN S. FAIRFIELD,                      2002. Shall serve as     Business Consulting                        Power (solar power
USAF (RET.)                             Director until his       Services (Defense),                        company) June
(05/02/41)                              resignation, or          July 2003-present;                         2003-present;
                                        until terminated or      Advisor, office of                         Trustee, Falcon
                                        until his successor      the Secretary of                           Foundation (private
                                        is elected and           Defense, Logistics,                        non-profit
                                        qualified.               January 2004 to                            scholarship
                                                                 present; Vice                              foundation)
                                                                 President, DynCorp.
                                                                 (federal government
                                                                 services); formerly,
                                                                 Vice-President,
                                                                 Business
                                                                 Development, Federal
                                                                 Sector (Computer
                                                                 Sciences
                                                                 Corporation), March
                                                                 2003-July 2003;
                                                                 formerly Director,
                                                                 Quintek.
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF AFBA
5STAR FUND, INC.  (CONTINUED)



                                                                                             NUMBER OF
                                                                                           FUNDS IN FUND
                       POSITION(S)                                                            COMPLEX       OTHER TRUSTEESHIPS/
                      HELD WITH THE      TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      OVERSEEN BY        DIRECTORSHIP
NAME, BIRTHDATE          COMPANY       LENGTH OF TIME SERVED    DURING PAST 5 YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 DISINTERESTED DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

BRIGADIER GENERAL     Director          Director since           Retired since 1997;             7           N/A
HENRY J. SECHLER,                       January 1997. Shall      formerly, Vice
USAF (RET.)                             serve as Director        President, General
(07/23/32)                              until his                Dynamics Corp.
                                        resignation, or          (defense contractor)
                                        until terminated or
                                        until his successor
                                        is elected and
                                        qualified.

-----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------

*LIEUTENANT GENERAL   Chairman and      Chairman and             President and Chief             7           N/A
C.C. BLANTON, USAF    Director          Director since           Executive Officer,
(RET.) (04/15/30)                       January 1997. Shall      Armed Forces Benefit
                                        serve as Chairman        Association;
                                        and Director, until      Chairman, 5Star
                                        his resignation or       Financial LLC, 5Star
                                        termination or until     Bank, 5Star Life
                                        his successor is         Insurance Company,
                                        elected and              and AFBA 5Star
                                        qualified.               Investment
                                                                 Management Company.
-----------------------------------------------------------------------------------------------------------------------------------
*JOHN A. JOHNSON      President and     President and            President, Chief                7           N/A
(10/09/36)            Director          Director since           Executive Officer,
                                        January 1997. Shall      Director, 5Star
                                        serve as President       Financial LLC;
                                        and Director until       President, Chief
                                        his resignation or       Executive Officer,
                                        termination or until     Director, AFBA 5Star
                                        his successor is         Investment
                                        elected and              Management Company
                                        qualified.               and AFBA 5Star
                                                                 Securities Company.
                                                                 Formerly, President
                                                                 and Chief Executive
                                                                 Officer, 5Star Life
                                                                 Insurance Company.
-----------------------------------------------------------------------------------------------------------------------------------
*JOHN C. KORNITZER    Director          Director since           President, Kornitzer            7           N/A
(08/21/45)                              January 1997. Shall      Capital Management,
                                        serve as Director        Inc. (sub-adviser to
                                        until his                the Funds);
                                        resignation or           formerly, Vice
                                        termination or until     President of
                                        his successor is         Investments,
                                        elected and              Employers
                                        qualified.               Reinsurance Corp.
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                             NUMBER OF
                                                                                           FUNDS IN FUND
                       POSITION(S)                                                            COMPLEX       OTHER TRUSTEESHIPS/
                      HELD WITH THE      TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      OVERSEEN BY        DIRECTORSHIP
NAME, BIRTHDATE          COMPANY       LENGTH OF TIME SERVED    DURING PAST 5 YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 OFFICER(S) WHO ARE NOT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------

KIMBERLEY E. WOODING  CFO and           CFO since December       Executive Vice                 N/A                N/A
(05/16/68)            Treasurer         2000. Treasurer          President and Chief
                                        since November 1999.     Financial Officer,
                                        Shall serve as CFO       5Star Life Insurance
                                        and Treasurer at the     Company and AFBA
                                        pleasure of the          5Star Investment
                                        Board or until her       Management Company;
                                        resignation or           formerly, Vice
                                        termination or until     President and
                                        her successor is         Controller, 5Star
                                        elected and              Life Insurance
                                        qualified.               Company and AFBA
                                                                 5Star Investment
                                                                 Management Company;
                                                                 Financial/Operations
                                                                 Principal and Chief
                                                                 Financial Officer,
                                                                 AFBA 5Star
                                                                 Securities Company.
-----------------------------------------------------------------------------------------------------------------------------------

ANDREW J. WELLE       Vice President    Vice President since     Vice President of              N/A                N/A
(10/28/66)            and Secretary     December 2000 and        AFBA 5Star
                                        Secretary since July     Securities Company.
                                        2003. Shall serve as     Director for
                                        Vice President and       Distribution, AFBA
                                        Secretary at the         5Star Investment
                                        pleasure of the          Management Company.
                                        Board or until his
                                        resignation or
                                        termination or until
                                        his successor is
                                        elected or
                                        qualified.
-----------------------------------------------------------------------------------------------------------------------------------

LORRAINE J. LENNON    Vice President    Vice President since     Vice President of             N/A                N/A
(01/26/61)            Compliance        December 2000. Shall     Compliance, 5Star
                                        serve as                 Life Insurance
                                        Vice-President of        Company, AFBA 5Star
                                        Compliance at the        Investment
                                        pleasure of the          Management Company
                                        Board or until her       and AFBA 5Star
                                        resignation or           Securities Company.
                                        termination or until
                                        her successor is
                                        elected and
                                        qualified.
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF AFBA
5STAR FUND, INC.  (CONTINUED)


                                                                                             NUMBER OF
                                                                                           FUNDS IN FUND
                       POSITION(S)                                                            COMPLEX       OTHER TRUSTEESHIPS/
                      HELD WITH THE      TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      OVERSEEN BY        DIRECTORSHIP
NAME, BIRTHDATE          COMPANY       LENGTH OF TIME SERVED    DURING PAST 5 YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
MAUREEN B. SCANLON    Vice President    Vice President since     Vice President of             N/A                N/A
(09/05/73)            Finance           November 2003. Shall     Finance and
                                        serve as                 Controller, 5Star
                                        Vice-President of        Life Insurance
                                        Finance at the           Company and AFBA
                                        pleasure of the          5Star Investment
                                        Board or until her       Management Company.
                                        resignation or
                                        termination or until
                                        her successor is
                                        elected and
                                        qualified.
-----------------------------------------------------------------------------------------------------------------------------------
JEFFREY C. SANDEFUR   Assistant         Assistant Secretary      Sr. Vice President,           N/A                N/A
(11/20/44)            Secretary         since April 1999.        Marketing, 5Star
                                        Shall serve as           Financial LLC, 5Star
                                        Assistant Secretary      Bank and 5Star Life
                                        at the pleasure of       Insurance Company.
                                        the Board or until
                                        his resignation or
                                        termination or until
                                        his successor is
                                        elected and
                                        qualified.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN R. MOORMAN       Assistant Vice    Assistant Vice           Distribution                  N/A                N/A
(02/26/70)            President         President since          Manager, AFBA 5Star
                                        December 2000. Shall     Investment
                                        serve as Assistant       Management Company.
                                        Vice-President at
                                        the pleasure of the
                                        Board or until his
                                        resignation or
                                        termination or until
                                        his successor is
                                        elected and
                                        qualified.
-----------------------------------------------------------------------------------------------------------------------------------

* LIEUTENANT GENERAL C. C. BLANTON, USAF (RET.) IS CONSIDERED AN INTERESTED PERSON OF THE COMPANY UNDER THE FEDERAL SECURITIES LAWS DUE TO HIS POSITIONS AS AN OFFICER AND/OR CHAIRMAN OF AFBA 5STAR INVESTMENT MANAGEMENT COMPANY, THE MANAGER OF THE FUNDS AND OTHER AFBA 5STAR ENTITIES. JOHN A. JOHNSON'S STATUS AS AN INTERESTED PERSON RESULTS FROM HIS POSITIONS AS AN OFFICER AND/OR DIRECTOR OF AFBA 5STAR INVESTMENT MANAGEMENT COMPANY AND OTHER AFBA 5STAR ENTITIES. JOHN C. KORNITZER IS CONSIDERED AN INTERESTED PERSON DUE TO HIS POSITION AS PRESIDENT AND MAJOR SHAREHOLDER OF KORNITZER CAPITAL MANAGEMENT, INC., SUB-ADVISER TO THE FUNDS.

A description of the proxy voting policies and procedures is available without charge upon request, by calling 1-800-243-9865 or on the SEC website www.sec.gov.

The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-243-9865.

[BLANK PAGE]

AFBA 5STAR FUND, INC.

AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR USA GLOBAL FUND
AFBA 5STAR SCIENCE&
      TECHNOLOGYFUND
AFBA 5STAR SMALLCAP FUND
AFBA 5STAR MIDCAP FUND


[LOGO OMITTED]

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
909 N. Washington Street
Alexandria, VA  22314
1-800-243-9865
www.afba.com


SHAREHOLDER INQUIRIES 1-888-578-2733

BB10432                                                   5/03        AR12-AR-04

Item 2. Code of Ethics.

   (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer and the Code of Ethics is attached as Exhibit 11(a)(1).


Item 3. Audit Committee Financial Expert.

         The registrant's board of directors has determined that Brigadier General Henry J. Sechler is qualified to serve as an audit committee financial expert. General Sechler serves as the registrant's boards' audit committee and he is "independent" under the standards set forth in Item 3 of Form N-CSR.


Item 4. Principal Accountant Fees and Services.

Audit Fees

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $89,600 for 2004 and $84,700 for 2003.

Audit-Related Fees

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

Tax Fees

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $26,600 for 2004 and $25,410 for 2003.

All Other Fees

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Audit Committee has not established pre-approval policies and procedures. The Audit Committee Charter provides that the Audit Committee shall approve, prior to appointment, the engagement of the independent auditor to provide other audit services to the Company or non-audit services to the Company, its investment adviser, its sub-adviser or any entity controlling, controlled by, or under common control with the investment adviser or sub-adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company and review and approve the fees proposed to be charged to the Company by the independent auditors for each audit and non-audit service. The Audit Committee has the power to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to subsequent Audit Committee review and oversight.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) N/A

                           (d) N/A

   (f)  Not applicable.

   (g)  None.

   (h)  Not applicable.


Item 5. Audit Committee of Listed registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.


Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.


Item 10. Controls and Procedures.

   (a) The registrant's principal executive office and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant's service provider.

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits.

   (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable to open-end investment companies.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) AFBA 5Star Fund, Inc.

By (Signature and Title)*              /s/John A. Johnson
                                       -----------------------------------------
                                        John A. Johnson, Chief Executive Officer
                                       (principal executive officer)

Date     June 4, 2004
--------------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/John A. Johnson
                                       -----------------------------------------
                                       John A. Johnson, Chief Executive Officer
                                       (principal executive officer)

Date     June 4, 2004
--------------------------------------------------------------------------------


By (Signature and Title)*              /s/Kimberly E. Wooding
                                       -----------------------------------------
                                       Kimberley E. Wooding, Chief Financial
                                        Officer
                                       (principal financial officer)

Date     June 4, 2004
--------------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.